       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 2005.


                                                            File Nos. 333-116026
                                                                       811-08369
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. ___                      [_]

                         Post-Effective Amendment No. 2                      [X]


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 3                              [X]

                        (Check Appropriate Box Or Boxes)

                         FS VARIABLE ANNUITY ACCOUNT FIVE
                           (Exact Name of Registrant)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                            ("FIRST SUNAMERICA LIFE")
                               (Name of Depositor)

                           733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 996-9786

                            CHRISTINE A. NIXON, ESQ.
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                        C/O AIG RETIREMENT SERVICES, INC.
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on                 pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485


Title of Securities Being Registered:

================================================================================

                        FS VARIABLE ANNUITY ACCOUNT FIVE

                              Cross Reference Sheet

                               PART A - PROSPECTUS


     Item Number in Form N-4                                 Caption
     -----------------------                                 -------
1.   Cover Page ..............................  Cover Page

2.   Definitions .............................  Glossary

3.   Synopsis ................................  Highlights; Fee Tables;
                                                Portfolio Expenses; Examples

4.   Condensed Financial Information .........  Not available at this time

5.   General Description of Registrant,         Seasons Select II Variable
     Depositor and Portfolio Companies .......  Annuity; Other Information

6.   Deductions ..............................  Expenses

7.   General Description of Variable Annuity    Seasons Select II Variable
     Contracts ...............................  Annuity; Purchasing a
                                                Seasons Select II Variable
                                                Annuity Contract; Investment
                                                Options

8.   Annuity Period ..........................  Income Options

9.   Death Benefit ...........................  Death Benefits

10.  Purchases and Contract Value ............  Purchasing a Seasons Select II
                                                Variable Annuity Contract

11.  Redemptions .............................  Access To Your Money

12.  Taxes ...................................  Taxes

13.  Legal Proceedings .......................  Legal Proceedings

14.  Table of Contents of                       Table of Contents of
     Statement of Additional Information .....  Statement of Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                                     Caption
-----------------------                                     -------
15.  Cover Page ..............................  Cover Page

16.  Table of Contents .......................  Table of Contents

17.  General Information and History .........  The Seasons Select II Variable
                                                Annuity (P); Separate Account;
                                                General Account (P);
                                                Investment Options (P);
                                                Other Information (P)

18.  Services ................................  Other Information (P)

19.  Purchase of Securities Being Offered ....  Purchasing a Seasons Select II
                                                Variable Annuity (P)

20.  Underwriters ............................  Distribution of Contracts

21.  Calculation of Performance Data .........  Performance Data

22.  Annuity Payments ........................  Income Options (P); Income Payments;
                                                Annuity Unit Values

23.  Financial Statements ....................  Depositor: Other Information (P);
                                                Financial Statements;
                                                Registrant: Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            (Seasons Select II LOGO)

                                   PROSPECTUS

                                August 29, 2005


                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY


                              issued by Depositor,


                    FIRST SUNAMERICA LIFE INSURANCE COMPANY


                               in connection with


                        FS VARIABLE ANNUITY ACCOUNT FIVE



SELECT PORTFOLIOS
                            Managed by:
LARGE CAP GROWTH            AIG Global Investment Corp., Goldman Sachs Asset Management,
                            L.P., Janus Capital Management LLC.
LARGE CAP COMPOSITE         AIG Global Investment Corp., AIG SunAmerica Asset Management
                            Corp., T. Rowe Price Associates, Inc.
LARGE CAP VALUE             AIG Global Investment Corp., T. Rowe Price Associates, Inc.,
                            Wellington Management Company, LLP.
MID CAP GROWTH              AIG Global Investment Corp., T. Rowe Price Associates, Inc.,
                            Wellington Management Company, LLP.
MID CAP VALUE               AIG Global Investment Corp., Goldman Sachs Asset Management,
                            L.P., Lord, Abbett & Co. LLC.
SMALL CAP                   AIG Global Investment Corp., AIG SunAmerica Asset Management
                            Corp.
                            Salomon Brothers Asset Management Inc.
INTERNATIONAL EQUITY        AIG Global Investment Corp., Goldman Sachs Asset Management
                            Int'l., Lord, Abbett & Co. LLC.
DIVERSIFIED FIXED INCOME    AIG Global Investment Corp., AIG SunAmerica Asset Management
                            Corp.
                            Wellington Management Company, LLP.
STRATEGIC FIXED INCOME      AIG Global Investment Corp., Franklin Advisers, Inc.,
                            Salomon Brothers Asset Management Inc.
CASH MANAGEMENT             Banc of America Capital Management, LLC.
FOCUSED PORTFOLIOS
                            Managed by:
FOCUS GROWTH                Janus Capital Management LLC., Marsico Capital Management
                            LLC., Credit Suisse Asset Management, Inc.
FOCUS GROWTH AND INCOME     AIG SunAmerica Asset Management Corp., Thornburg Investment
                            Management, Inc., Marsico Capital Management LLC.
FOCUS VALUE                 Third Avenue Management, LLC., J.P. Morgan Investment Inc.
                            American Century Investment Management, Inc.
FOCUS TECHNET               AIG SunAmerica Asset Management Corp., BAMCO, Inc., RCM
                            Capital Management LLC.
SEASONS MANAGED ALLOCATION PORTFOLIOS
                            Managed by:
ALLOCATION GROWTH           Ibbotson Investment Advisors, LLC.
ALLOCATION MODERATE GROWTH  Ibbotson Investment Advisors, LLC.
ALLOCATION MODERATE         Ibbotson Investment Advisors, LLC.
ALLOCATION BALANCED         Ibbotson Investment Advisors, LLC.



SEASONS STRATEGIES
                                            Managed by:
GROWTH STRATEGY                             Janus Capital Management LLC., AIG SunAmerica Asset
(WHICH INVESTS IN STOCK PORTFOLIO, ASSET    Management Corp., Wellington Management Company, LLP.,
ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO    Putnam Investment Management, L.L.C., T. Rowe Price
AND MULTI-MANAGED GROWTH PORTFOLIO)         Associates, Inc.
MODERATE GROWTH STRATEGY                    Janus Capital Management LLC., AIG SunAmerica Asset
(WHICH INVESTS IN STOCK PORTFOLIO, ASSET    Management Corp., Wellington Management Company, LLP.,
ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO    Putnam Investment Management, L.L.C., T. Rowe Price
AND MULTI-MANAGED MODERATE GROWTH           Associates, Inc.
PORTFOLIO)
BALANCED GROWTH STRATEGY                    Janus Capital Management LLC., AIG SunAmerica Asset
(WHICH INVESTS IN STOCK PORTFOLIO, ASSET    Management Corp., Wellington Management Company, LLP, Putnam
ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO    Investment Management, L.L.C., T. Rowe Price Associates,
AND MULTI-MANAGED INCOME/EQUITY PORTFOLIO)  Inc.
CONSERVATIVE GROWTH STRATEGY                Janus Capital Management LLC., AIG SunAmerica Asset
(WHICH INVESTS IN STOCK PORTFOLIO, ASSET    Management Corp., Wellington Management Company, LLP.,
ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO    Putnam Investment Management, L.L.C., T. Rowe Price
AND MULTI-MANAGED INCOME PORTFOLIO)         Associates, Inc.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated August 29, 2005. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 99NY-SUN or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


THESE SECURITIES HAVE NOT HAVE BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS VARIABLE ANNUITY PROVIDES AN OPTIONAL PAYMENT ENHANCEMENT FEATURE. IF YOU ELECT THIS FEATURE, IN EXCHANGE FOR PAYMENT ENHANCEMENTS CREDITED TO YOUR CONTRACT, YOUR SURRENDER CHARGE SCHEDULE WILL BE LONGER AND GREATER THAN IF YOU CHOSE NOT TO ELECT THIS FEATURE. THESE WITHDRAWAL CHARGES MAY OFFSET THE VALUE OF ANY PAYMENT ENHANCEMENT, IF YOU MAKE AN EARLY WITHDRAWAL.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


GLOSSARY....................................................    3
HIGHLIGHTS..................................................    4
FEE AND EXPENSE TABLES......................................    6
   Maximum Owner Transaction Expenses.......................    6
   Separate Account Annual Expenses.........................    6
   Additional Optional Feature Fees.........................    6
   Underlying Fund Expenses.................................    6
EXAMPLES....................................................    7
THE SEASONS SELECT(II) VARIABLE ANNUITY.....................    9
PURCHASING A SEASONS SELECT(II) VARIABLE ANNUITY............   10
   Allocation of Purchase Payments..........................   10
   Seasons Rewards Program..................................   11
   90 Day Window............................................   12
   Current Enhancement Levels...............................   12
   Accumulation Units.......................................   12
   Right to Examine or Free Look............................   13
   Exchange Offers..........................................   13
INVESTMENT OPTIONS..........................................   14
   Variable Portfolios......................................   14
   Select and Focused Portfolios............................   15
   Seasons Managed Allocation Portfolios....................   15
   Seasons Strategies.......................................   16
   Seasons Strategy Rebalancing.............................   17
   Fixed Investment Options.................................   19
   Dollar Cost Averaging Fixed Accounts.....................   19
   Dollar Cost Averaging Program............................   20
   Transfers During the Accumulation Phase..................   20
   Automatic Asset Rebalancing Program......................   22
   Return Plus Program......................................   23
   Voting Rights............................................   23
   Substitution, Addition or Deletion of Variable
     Portfolios.............................................   23
ACCESS TO YOUR MONEY........................................   24
   Free Withdrawal Provision................................   24
   Systematic Withdrawal Program............................   25
   Minimum Contract Value...................................   25
   Qualified Contract Owners................................   26
OPTIONAL LIVING BENEFITS....................................   26
   Seasons Income Rewards Feature...........................   26
   Seasons Promise Feature..................................   31
DEATH BENEFIT...............................................   32
   General Information About Death Benefits.................   32
   Extended Legacy Program..................................   33
   Death Benefit Options....................................   34
   Standard Death Benefit...................................   34
   Spousal Continuation.....................................   35
EXPENSES....................................................   36
   Separate Account Charges.................................   36
   Withdrawal Charges.......................................   36
   Underlying Fund Expenses.................................   37
   Contract Maintenance Fee.................................   37
   Transfer Fee.............................................   37
   Optional Seasons Income Rewards Fee......................   37
   Optional Seasons Promise Fee.............................   37
   Optional Enhanced Death Benefit Fee......................   38
   Income Taxes.............................................   38
   Reduction or Elimination of Fees, Expenses, and
     Additional Amounts Credited............................   38
INCOME OPTIONS..............................................   38
   Annuity Date.............................................   38
   Income Options...........................................   38
   Fixed or Variable Income Payments........................   39
   Income Payments..........................................   39
   Transfers During the Income Phase........................   40
   Deferment of Payments....................................   40
TAXES.......................................................   40
   Annuity Contracts in General.............................   40
   Tax Treatment of Distributions - Non-Qualified
     Contracts..............................................   41
   Tax Treatment of Distributions - Qualified Contracts.....   41
   Minimum Distributions....................................   41
   Tax Treatment of Death Benefits..........................   42
   Contracts Owned by a Trust or Corporation................   42
   Gifts, Pledges and/or Assignments of a Contract..........   43
   Diversification and Investor Control.....................   43
OTHER INFORMATION...........................................   43
   First SunAmerica Life....................................   43
   The Separate Account.....................................   43
   The General Account......................................   44
   Registration Statements..................................   44
   Payments in Connection with Distribution of the
     Contract...............................................   44
   Administration...........................................   45
   Legal Proceedings........................................   45
   Financial Statements.....................................   46
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   48
APPENDIX A - SEASONS REWARDS PROGRAM EXAMPLES...............  A-1
APPENDIX B - SEASONS INCOME REWARDS EXAMPLES................  B-1
APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL
 CONTINUATION...............................................  C-1

GLOSSARY
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.



ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.



ANNUITANT - The person on whose life we base income payments.



ANNUITY DATE - The date on which you select income payments to begin.



ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.



BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.



COMPANY - Refers to First SunAmerica Life Insurance Company, the insurer that issues this contract. The term "we," "us," "our," and "(First SunAmerica)" are also used to identify the Company.



CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.



FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.



INCOME PHASE - The period during which we make income payments to you.



IRS - The Internal Revenue Service.



LATEST ANNUITY DATE - Your 90th birthday or tenth contract anniversary, whichever is later.



MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.



NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange



OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.



PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Seasons Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.



PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.



QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.



SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.



TRUST - Refers to the Seasons Series Trust.



UNDERLYING FUNDS - The underlying investment portfolios of the Trust in which the Variable Portfolios invest.



VARIABLE PORTFOLIO(S) - Refers collectively to the Select Portfolios, Focused Portfolios, Managed Allocation Portfolios, and/or Seasons Strategies. The Variable Portfolios invest in the Underlying Funds of the Seasons Series Trust.

HIGHLIGHTS
--------------------------------------------------------------------------------


The Seasons Select(II) Variable Annuity is a contract between you and First SunAmerica Life Insurance Company (the "Company"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in the Select Portfolios, Focused Portfolios, Managed Allocation Portfolios and/or pre-allocated Seasons Strategies ("Variable Portfolios") and Fixed Accounts. You may also elect to participate in the Seasons Rewards program of the contract that can provide you with Payment Enhancements to invest in your contract in exchange for a longer, higher withdrawal charge schedule. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


Free Look: If you cancel your contract within 10 days after receiving it, we will cancel the contract without charging a withdrawal charge. You will receive the greater of Purchase Payments or the value of your contract on the date we receive your request. This amount may be more or less than your original Purchase Payment. If you elected to participate in Seasons Rewards, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. PLEASE SEE PURCHASING A SEASONS SELECT(II) VARIABLE ANNUITY IN THE PROSPECTUS.


Expenses: There are fees and charges associated with the contract. Each year, we deduct a $30 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including distribution charges up to 0.25%. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The percentage of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, or nine complete years if you participate in the Seasons Rewards Program, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE THE FEE TABLE, PURCHASING A SEASONS SELECT(II) VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.


Access to Your Money: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

Optional Living Benefits: You may elect one of the optional living benefits available under your contract. For an additional fee, these features are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

Death Benefit: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. An optional enhanced death benefit is also available. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.

Inquiries: If you have questions about your contract call your financial representative or contact our Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 99NY-SUN.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS THAT DO NOT OFFER THE SEASONS REWARDS PROGRAM. ELECTING THE SEASONS REWARDS PROGRAM DOES NOT RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. HOWEVER, A CONTRACT WITHOUT THE SEASONS REWARDS PROGRAM HAS A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.



IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING
                                     THESE
    AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

FEE AND EXPENSE TABLES

--------------------------------------------------------------------------------


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT.


MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)

If Seasons Rewards is elected...................   9%
If Seasons Rewards is not elected...............   7%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.



THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(2).....................  $30

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolio)



Mortality and Expense Risk Fees..............  1.25%
Distribution Expense Charge..................  0.15%
Optional Maximum Anniversary Value Death
  Benefit Fee................................  0.20%
                                               -----
Total Separate Account Annual Expenses.......  1.60%


ADDITIONAL OPTIONAL FEATURE FEES


You may elect either Seasons Promise or Seasons Income Rewards described below.


OPTIONAL SEASONS INCOME REWARDS FEE

(calculated as a percentage of your Purchase Payments received in the first 90 days adjusted for withdrawals)



CONTRACT YEAR                          ANNUALIZED FEE(3)
-------------                          -----------------
0-7..................................         0.65%
8-10.................................         0.45%
11+..................................         none



OPTIONAL SEASONS PROMISE FEE


(calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract)



CONTRACT YEAR                          ANNUALIZED FEE(4)
-------------                          -----------------
0-7..................................         0.50%
8-10.................................         0.25%
11+..................................         none



THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUST, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE TRUST. PLEASE READ IT CAREFULLY BEFORE INVESTING.



UNDERLYING FUND EXPENSES



TOTAL ANNUAL UNDERLYING FUND
OPERATING EXPENSES                MINIMUM   MAXIMUM
----------------------------      -------   -------
(expenses that are deducted from
Underlying Funds, including
management fees, other expenses
and 12b-1 fees, if
applicable).....................   0.35%     1.75%


FOOTNOTES TO THE FEE TABLE:


(1) Seasons Rewards is a bonus program. Withdrawal Charge Schedule (as a percentage of each Purchase Payment) declines over 7 years as follows:



YEARS:......................................................   1     2     3     4     5     6     7     8     9    10+
Without Seasons Rewards.....................................  7%    6%    5%    4%    3%    2%    1%    0%    0%    0%
With Seasons Rewards........................................  9%    9%    8%    7%    6%    5%    4%    3%    2%    0%



(2) The contract maintenance fee may be waived if contract value is $50,000 or more.






(3) The Seasons Income Rewards feature is an optional guaranteed minimum withdrawal benefit. The fee is deducted from the portion of your contract value allocated to the Variable Portfolios at the end of the first quarter following election and quarterly thereafter.



(4) The Seasons Promise feature is an optional guaranteed minimum accumulation benefit. The fee is deducted from the portion of your contract value allocated to the Variable Portfolios at the end of the first quarter following election and quarterly thereafter.

MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------


                      IF YOU ELECT SEASONS REWARDS PROGRAM



These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.


The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.60% (including the optional enhanced death benefit 0.20%)) and investment in an Underlying Fund with total expenses of 1.75%.)



(1) If you surrender your contract at the end of the applicable time period and you elect Seasons Income Rewards (0.65% in years 0-7; 0.45% in years 8-10).



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,315   $2,056    $2,713     $4,267


(2) If you annuitize your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $318     $971     $1,649     $3,457



(3) If you do not surrender your contract and you elect Seasons Income Rewards (0.65% in years 0-7; 0.45% in years 8-10).



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $415    $1,256    $2,113     $4,267



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40% and investment in an Underlying Fund with total expenses of 0.35%.)


(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,086   $1,377    $1,592     $2,154


(2) If you annuitize your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $178     $551      $949      $2,062


(3) If you do not surrender your contract and you do not elect any optional features:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $186     $577      $992      $2,154

MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------


                  IF YOU DO NOT ELECT SEASONS REWARDS PROGRAM



These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.


The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.60% (including the optional enhanced death benefit 0.20%)) and investment in an Underlying Fund with total expenses of 1.75%.)



(1) If you surrender your contract at the end of the applicable time period and you elect Seasons Income Rewards (0.65% in years 0-7; 0.45% in years 8-10).



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,107   $1,731    $2,372     $4,183


(2) If you annuitize your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $318     $971     $1,649     $3,457



(3) If you do not surrender your contract and you elect Seasons Income Rewards (0.65% in years 0-7; 0.45% in years 8-10).



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $407    $1,231    $2,072     $4,183


MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.40% and investment in an Underlying Fund with total expenses of 0.35%.)


(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $882    $1,065    $1,273     $2,112


(2) If you annuitize your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $178     $551      $949      $2,062


(3) If you do not surrender your contract and you do not elect any optional features:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $182     $565      $973      $2,112


                     EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.



2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed.



3. If you elected other optional features, your expenses would be lower than those shown in these Expense Examples. The optional living benefit fees are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.



4. Expense Examples reflecting participation in the Seasons Rewards program reflect the Seasons Rewards withdrawal charge schedule and a 2% upfront Payment Enhancement.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.



 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

THE SEASONS SELECT(II) VARIABLE ANNUITY
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:


     - TAX DEFERRAL: This means that you do not pay taxes on your earnings from the contract until you withdraw them.



     - DEATH BENEFIT: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.



     - GUARANTEED INCOME: If elected, you receive a stream of income for your lifetime, or another available period you select.



Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.



This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins after the specified waiting period when you start taking income payments.



The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.



Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.



For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.



This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in the contract for at least 7 years, or 9 years if you elect to participate in the Seasons Rewards Program, SEE FEE TABLES ABOVE. Because of these potentials penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.


First SunAmerica issues the Seasons Select(II) Variable Annuity. When you purchase a Seasons Select(II) Variable Annuity, a contract exists between you and First SunAmerica. The Company is a stock life insurance company organized under the laws of the state of New York. Its principal place of business is 733 Third Avenue, 4th floor, New York, New York 10017. The Company conducts life insurance and annuity business in the state of New York. First SunAmerica is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation.

PURCHASING A SEASONS SELECT(II) VARIABLE ANNUITY
--------------------------------------------------------------------------------


An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.



The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.



                                                             MINIMUM
                                      MINIMUM INITIAL       SUBSEQUENT
                                      PURCHASE PAYMENT   PURCHASE PAYMENT
                                      ----------------   ----------------
Qualified                                 $ 2,000              $250
Non-Qualified                             $ 5,000              $500


Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.


We reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, AIG SunAmerica Life Assurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.



We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.



We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.



You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.


ALLOCATION OF PURCHASE PAYMENTS


In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.



Provided we have received your Purchase Payment and all required paperwork by Market Close, we allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.


SEASONS REWARDS PROGRAM


If you are age 80 or younger at the time your contract is issued, you may elect to participate in this program. If you elect to participate in the Seasons Rewards program at contract issue, we contribute an upfront Payment Enhancement and, if available, a deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. SEE EXPENSES BELOW. These withdrawal charges may offset the value of any Payment Enhancement, if you make an early withdrawal. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Seasons Rewards program may not perform as well as the contract without the feature.



Purchase Payments may not be invested in dollar cost averaging Fixed Accounts if you participate in the Seasons Rewards program. However, you may use other Fixed Accounts, if available, for dollar cost averaging.


ENHANCEMENT LEVELS

Each enhancement level is a range of dollar amounts, which may correspond to different enhancement rates and dates. The enhancement level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your enhancement level by adding your contract value on the date we receive each subsequent Purchase Payment to the amount of the subsequent Purchase Payment. Enhancement levels may change from time to time, at our sole discretion.

UPFRONT PAYMENT ENHANCEMENT

An upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an upfront Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the upfront Payment Enhancement rate. We periodically review and establish the upfront Payment Enhancement rate, which may increase or decrease at any time, but will never be less than 2%. The applicable upfront Payment Enhancement rate is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment under your contract. The upfront Payment Enhancement amounts are allocated among Variable Portfolios and Fixed Accounts according to the current allocation instructions on file when we receive each Purchase Payment.

DEFERRED PAYMENT ENHANCEMENT


A deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "deferred Payment Enhancement date"). We calculate a deferred Payment Enhancement amount, if applicable, as a percentage of each Purchase Payments received at the time we receive the Purchase Payment. We refer to this percentage amount as the deferred Payment Enhancement rate. We periodically review and establish the deferred Payment Enhancement rates and deferred Payment Enhancement dates. The deferred Payment Enhancement rate being offered may increase, decrease or be eliminated by us at any time. The deferred Payment Enhancement date, if applicable, may change at any time. The applicable deferred Payment Enhancement date and deferred Payment Enhancement rate are those which may be in effect for the applicable enhancement level at the time when we receive each Purchase Payment. Any applicable deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.



If you withdraw any portion of a Purchase Payment, to which a deferred Payment Enhancement applies, prior to the deferred Payment Enhancement date, we reduce the amount of the corresponding deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of determining the deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

THE SEASONS REWARDS APPENDIX ILLUSTRATES HOW WE CALCULATE ANY APPLICABLE DEFERRED PAYMENT ENHANCEMENT AMOUNT.



We will not allocate any applicable deferred Payment Enhancement to your contract if any of the following circumstances occurs prior to the deferred Payment Enhancement date:



     - You surrender your contract;



     - A death benefit is paid on your contract;



     - You switch to the Income Phase of your contract; or



     - You fully withdraw the corresponding Purchase Payment.



90 DAY WINDOW



As of the 90th day after your contract was issued, we will total your Purchase Payments less withdrawals made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments, less withdrawals, bring you to an enhancement level which, as of the date we issued your contract, would have provided for a higher upfront and/or deferred Payment Enhancement rate on each Purchase Payment, you will get the benefit of the enhancement rate(s) that were applicable to that higher enhancement level at the time your contract was issued ("Look Back Adjustment"). We will add any applicable upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable upfront and/or deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable upfront Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to the Cash Management Variable Portfolio, for a deferred Look Back Adjustment.



THE SEASONS REWARDS APPENDIX PROVIDES AN EXAMPLE OF THE 90 DAY WINDOW PROVISION.


CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement date applicable to all Purchase Payments as of the date of this prospectus are:


                                      UPFRONT PAYMENT    DEFERRED PAYMENT       DEFERRED PAYMENT
         ENHANCEMENT LEVEL            ENHANCEMENT RATE   ENHANCEMENT RATE       ENHANCEMENT DATE
         -----------------            ----------------   ----------------   ------------------------
Under $40,000                                2%                 0%                    N/A
$40,000 - $99,999                            4%                 0%                    N/A
$100,000 - $499,999                          4%                 1%          Nine years from the date
                                                                            we receive each Purchase
                                                                            Payment.
$500,000 - more                              5%                 1%          Nine years from the date
                                                                            we receive each Purchase
                                                                            Payment.



The Seasons Rewards program may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this program.

We reserve the right to modify, suspend or terminate the Seasons Rewards program at any time for prospectively issued contracts and for subsequent Purchase Payments.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before Market Close, or on the next business day's unit value if we receive your money after Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE (CONTRACTS WITHOUT SEASONS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

     EXAMPLE (CONTRACTS WITH SEASONS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. If the Upfront Payment Enhancement is 2.00% of your Purchase Payment, we would add an Upfront Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for Variable Portfolio A.


RIGHT TO EXAMINE OR FREE LOOK


You may cancel your contract within ten days after receiving it. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.


If you decide to cancel your contract during the free look period, generally we will refund to you the greater of (1) your Purchase Payments or (2) the value of your contract on the day we receive your request MINUS any applicable Free Look Payment Enhancement Deduction, if you had elected the Seasons Rewards program. The Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period.



All contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Variable Portfolio during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Cash Management Variable Portfolio during the free look period unless you allocate your money to it. If your contract was issued as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract MINUS the Free Look Payment Enhancement Deduction, if applicable.


EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more current features and benefits also issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The contract offers Variable Portfolios and, if available, Fixed Accounts. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the Fixed Accounts. The Variable Portfolios are only available through the purchase of certain variable annuities. A mixture of your investment in the Variable Portfolios and Fixed Accounts may lower the risk associated with investing only in a Variable Portfolio.


VARIABLE PORTFOLIOS


Each of the Variable Portfolios invests in Underlying Funds of Seasons Series Trust. AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an affiliate of the Company, manages Seasons Series Trust. AIG SAAMCo has engaged subadvisers to provide investment advice for certain of the Underlying Funds.



Special note should be taken of the similarities and differences between the Seasons Managed Allocation Portfolios and the Seasons Strategies, described in detail below. Each alternative reflects an allocation model. The Seasons Managed Allocation Portfolios differ from the Seasons Strategies in the following respects. A professional manager actively manages the Seasons Managed Allocation Portfolios' investments in the Select and Focused Portfolios. The Seasons Strategies are limited to investment in the specified funds of the Seasons Series Trust with a pre-determined target asset allocation mix that does not change over the life of the contract. Thus, the Seasons Managed Allocation Portfolios are responsive to changing market conditions, and current judgments of professional management, while the Seasons Strategies assume that the pre-determined asset allocation mix will continue to be consistent with its risk objective. Please read carefully the descriptions of each alternative for more details.



YOU SHOULD READ THE PROSPECTUS FOR THE SEASONS SERIES TRUST CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUS WHICH IS ATTACHED HERETO CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING INVESTMENT PORTFOLIOS INCLUDING INVESTMENT OBJECTIVE, GOALS AND RISK FACTORS.



Each Variable Portfolio and its respective subadvisers are:



SELECT PORTFOLIOS
LARGE CAP GROWTH            AIG Global Investment Corp. ("AIGGIC"), Goldman Sachs Asset
                            Management, L.P. ("GSAM"), Janus Capital Management LLC.
                            ("Janus")
LARGE CAP COMPOSITE         AIGGIC, AIG SAAMCo, T. Rowe Price Associates, Inc. ("T. Rowe
                            Price")
LARGE CAP VALUE             AIGGIC, T. Rowe Price, Wellington Management Company, LLP.
                            ("Wellington Management")
MID CAP GROWTH              AIGGIC, T. Rowe Price, Wellington Management
MID CAP VALUE               AIGGIC, GSAM, Lord, Abbett & Co. LLC. ("Lord Abbett")
SMALL CAP                   AIGGIC, AIG SAAMCo, Salomon Brothers Asset Management Inc.
                            ("Salomon")
INTERNATIONAL EQUITY        AIGGIC, Goldman Sachs Asset Management Int'l., Lord Abbett
DIVERSIFIED FIXED INCOME    AIGGIC, AIG SAAMCo, Wellington Management
STRATEGIC FIXED INCOME      AIGGIC, Franklin Advisers, Inc., Salomon
CASH MANAGEMENT             Banc of America Capital Management, LLC.

FOCUSED PORTFOLIOS
FOCUS GROWTH                Janus, Marsico Capital Management LLC. ("Marsico"), Credit
                            Suisse Asset Management, Inc.
FOCUS GROWTH AND INCOME     AIG SAMMCo, Thornburg Investment Management, Inc., Marsico
FOCUS VALUE                 Third Avenue Management, LLC., J.P. Morgan Investment Inc.
                            ("J.P. Morgan"), American Century Investment Management,
                            Inc. ("American Century")
FOCUS TECHNET               AIG SAAMCo, BAMCO, Inc., RCM Capital Management LLC.

SEASONS MANAGED ALLOCATION PORTFOLIOS
ALLOCATION GROWTH           Ibbotson Investment Advisors, LLC. ("Ibbotson")
ALLOCATION MODERATE GROWTH  Ibbotson
ALLOCATION MODERATE         Ibbotson
ALLOCATION BALANCED         Ibbotson

SEASONS STRATEGIES
GROWTH STRATEGY                       Janus, AIG SAAMCo, Wellington, Putnam, T. Rowe Price
(which invests in Stock Portfolio,
Asset Allocation: Diversified Growth
Portfolio and Multi-Managed Growth
Portfolio)
MODERATE GROWTH STRATEGY              Janus, AIG SAAMCo, Wellington, Putnam, T. Rowe Price
(which invests in Stock Portfolio,
Asset Allocation: Diversified Growth
Portfolio and Multi-Managed Moderate
Growth Portfolio)
BALANCED GROWTH STRATEGY              Janus, AIG SAAMCo, Wellington, Putnam, T. Rowe Price
(which invests in Stock Portfolio,
Asset Allocation: Diversified Growth
Portfolio and Multi-Managed
Income/Equity Portfolio)
CONSERVATIVE GROWTH STRATEGY          Janus, AIG SAAMCo, Wellington, Putnam, T. Rowe Price
(which invests in Stock Portfolio,
Asset Allocation: Diversified Growth
Portfolio and Multi-Managed Income
Portfolio)


SELECT AND FOCUSED PORTFOLIOS


The contract offers Select Portfolios, each with a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each Select Portfolio invests in an Underlying Fund of the Seasons Series Trust. Except for the Cash Management Variable Portfolio, each Underlying Fund is multi-managed by a team of three subadvisers. One component of the Underlying Funds is an unmanaged component that tracks a particular target index or subset of an index. The other two components are actively managed. However, the Diversified Fixed Income and Strategic Fixed Income Variable Portfolios do not have an unmanaged component but three components which are all actively managed. The unmanaged component of each Underlying Fund is intended to balance some of the risks associated with an actively traded portfolio.



The contract also offers Focused Portfolios. Each multi-managed Focused Portfolio offers you at least three different professional managers and each of which advises a separate portion of the Focused Portfolio. Each manager actively selects a limited number of stocks that represent their best stock selections. This approach to investing results in a more concentrated portfolio, which will be less diversified than the Select Portfolios, and may be subject to greater market risks.



Each Select and Focused Portfolio is designed to meet a distinct investment objective facilitated by the management philosophy of three different subadvisers (except for the Cash Management Variable Portfolio). Generally, the Purchase Payments received for allocation to each Select or Focused Portfolio will be allocated equally among the three subadvisers for that Select and Focused Portfolio. Each quarter AIG SAAMCo will evaluate the asset allocation between the three subadvisers of each Select or Focused Portfolio. If AIG SAAMCo determines that the assets have become significantly unequal in allocation among the subadvisers, then the incoming cash flows may be redirected in an attempt to stabilize the allocations. Generally, existing Select and Focused Portfolio assets will not be rebalanced. However, we reserve the right to do so in the event that it is deemed necessary and not adverse to the interests of contract owners invested in the Select and Focused Portfolios.



SEASONS MANAGED ALLOCATION PORTFOLIOS



The contract also offers Seasons Managed Allocation Portfolios each with a different investment goal. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Select Portfolios and the Focused Portfolios. A fund-of-funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.



Each Seasons Managed Allocation Portfolio is managed by a professional manager, Ibbotson Associates Advisers, LLC ("Ibbotson"). Ibbotson creates a target allocation annually for each Seasons Managed Allocation Portfolio. The target allocation will reflect the percentage in which a Seasons Managed Allocation Portfolio should invest in the Select and Focused Portfolios. Due to market movements, portfolio management decisions or cash flow consideration, Ibbotson may determine that a Seasons Managed Allocation Portfolio's investments in the Select and Focused Portfolios require adjustments in order to meet its target allocation. Generally, Ibbotson will manage the investments among the Select and Focused Portfolios for each Seasons Managed Allocation Portfolio to match its target allocation and to rebalance assets back to the target allocation, as it deems necessary.



This approach allows the Seasons Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each underlying Select and Focused Portfolio; and 2) the overlay portfolio management provided by Ibbotson.



Each Seasons Managed Allocation Portfolio can invest in as many as all of the Select and Focused Portfolios listed above. The four Seasons Managed Allocation Portfolios are:



SEASONS MANAGED ALLOCATION PORTFOLIOS    OBJECTIVE                           INVESTMENT STRATEGY
Allocation Growth Portfolio              Long-term capital appreciation      Invest primarily in equity-based
                                                                             portfolios. Designed to provide
                                                                             higher growth potential, while
                                                                             maintaining risk at a reasonable
                                                                             level.
Allocation Moderate Growth Portfolio     Long-term capital appreciation      Focuses on equity investing to
                                                                             help maximize growth potential,
                                                                             but also invests a portion of its
                                                                             assets in the bond market for
                                                                             income.
Allocation Moderate Portfolio            Long-term capital appreciation      Combines equity investing with
                                         and moderate current income         increased exposure to fixed income
                                                                             investing. Designed for investors
                                                                             who want growth, but who are also
                                                                             seeking a moderate level of
                                                                             income.
Allocation Balanced Portfolio            Long-term capital appreciation      Offers the greatest exposure to
                                         and income                          fixed income. Designed for
                                                                             investors who need greater balance
                                                                             of growth potential and current
                                                                             income.



SEASONS STRATEGIES



The contract offers Seasons Strategies, each with a different investment objective. Each Seasons Strategy is a Variable Portfolio of the Separate Account and invests in three Underlying Funds of Seasons Series Trust. We designed the Seasons Strategies utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each Seasons Strategy is designed to achieve different levels of growth over time.



The Seasons Strategies differ from the other Variable Portfolios because they each invest in more than one Underlying Fund of Seasons Series Trust. The allocation of money among these Underlying Funds varies depending on the objective of the Seasons Strategy.



The Underlying Funds of Seasons Series Trust in which only the Seasons Strategies can invest are detailed on the pie chart below. The percentage that any one of these components represents in each Multi-Managed Portfolio varies in accordance with the investment objective.



Each Seasons Strategy uses an investment approach based on asset allocation. This approach is achieved by each Seasons Strategy investing in distinct percentages in three specific Underlying Funds of the Seasons Series Trust. In turn, the Underlying Funds invest in a combination of domestic and international stocks, bonds and cash. The goal for each Seasons Strategy is to have a specified asset mix of stocks, bonds and cash in accordance with the specified objective of the Seasons Strategy and relative to the Underlying Funds in which the Seasons Strategy invests. The stated target asset allocation percentages and the mix of Underlying Funds comprising each Seasons Strategy does not change for the life of the contract.

SEASONS STRATEGY REBALANCING


Each Seasons Strategy is designed to meet its investment objective by allocating a portion of your money to three different Underlying Funds. At the beginning of each quarter a rebalancing occurs among the Underlying Funds to realign each Seasons Strategy with its distinct percentage investment detailed below in the three Underlying Funds. This rebalancing is designed to help maintain the asset allocation mix for each Seasons Strategy. The pie charts on the following page demonstrate:



     - the asset allocation mix for each Seasons Strategy; and



     - the percentage allocation of each Underlying Fund in which the Seasons Strategy invests.



On the first business day of each quarter (or as close to such date as is administratively practicable) your money will be allocated among the various Underlying Funds according to the percentages set forth on the prior pages. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. Rebalancing a Seasons Strategy may involve shifting a portion of assets out of Underlying Funds with higher returns into Underlying Funds with relatively lower returns.


GROWTH STRATEGY                                                    MODERATE GROWTH STRATEGY
    GOAL: Long-term growth of capital, allocating its assets           GOAL: Growth of capital through investments in equities,
primarily to stocks. This Seasons Strategy may be best             with a secondary objective of conservation of principal by
suited for those with longer periods to invest.                    allocating more of its assets to bonds than the Growth
Target Asset Allocation:                                           Strategy. This Seasons Strategy may be best suited for those
    Stocks 80%        Bonds 15%        Cash 5%                     nearing retirement years but still earning income.
                                                                   Target Asset Allocation:
[GROWTH CHART]                                                         Stocks 70%        Bonds 25%        Cash 5%
                                                                   [MODERATE GROWTH CHART]




BALANCED GROWTH STRATEGY                                           CONSERVATIVE GROWTH STRATEGY
    GOAL: Focuses on conservation of principal by investing            GOAL: Capital preservation while maintaining some
in a more balanced weighting of stocks and bonds, with a           potential for growth over the long term. This Seasons
secondary objective of seeking a high total return. This           Strategy may be best suited for those with lower investment
Seasons Strategy may be best suited for those approaching          risk tolerance.
retirement and with less tolerance for investment risk.            Target Asset Allocation:
Target Asset Allocation:                                               Stocks 42%        Bonds 53%        Cash 5%
    Stocks 55%        Bonds 40%        Cash 5%
                                                                   [CONSERVATIVE GROWTH CHART]
[BALANCED GROWTH CHART]

FIXED INVESTMENT OPTIONS


Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.



We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.



There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:



     - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.



     - CURRENT RATE: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.



     - RENEWAL RATE: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.



When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.



If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.



All Fixed Accounts may not be available in your state. At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS


You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.



DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.



If you do not elect the Seasons Rewards program, you may invest initial and/or subsequent Purchase Payments in the available DCA Fixed Accounts.

DOLLAR COST AVERAGING PROGRAM



The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on certain periodic schedules such as monthly or weekly. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program.



If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. You may change or terminate these systematic transfers by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.



We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.



You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.



The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.



     EXAMPLE:



     Assume that you want to move $750 each quarter from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:



MONTH    ACCUMULATION UNIT    UNITS PURCHASED
-----    -----------------    ---------------
  1           $ 7.50                100
  2           $ 5.00                150
  3           $10.00                 75
  4           $ 7.50                100
  5           $ 5.00                150
  6           $ 7.50                100



     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.


TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.



Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.


TRANSFER POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.



We have adopted the following administrative procedures to discourage Short-Term Trading.



We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.



In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.



We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms.



Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:



     (1) the number of transfers made in a defined period;



     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;



     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;



     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or



     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.



The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.



Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.



WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.



AUTOMATIC ASSET REBALANCING PROGRAM



Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to their original percentages for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a growth Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the growth Variable Portfolio to increase those holdings to 50%.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM


The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without putting your Purchase Payment at direct risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.


     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 7 years. If the 7-year Fixed Account is offering a 5% interest rate, Return Plus will allocate $71,069 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios according to your allocation instructions.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.



VOTING RIGHTS



The Company is the legal owner of the Trust's shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may, in our sole discretion, offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations as we determine appropriate.


In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund for another and/or merge Underlying Funds. This would occur for various reasons, such as a determination that a Underlying Fund is no longer an appropriate investment for the contract due to continuing substandard performance; changes to the portfolio manager, investment objectives, risks and strategies; or changes in federal or state laws. To the extent required by the Investment Company Act of 1940, we may be required to obtain your approval through a proxy vote or SEC approval, prior to a substitution of shares of an Underlying Fund. We will notify you in writing of any proxies or substitutions that affect the Variable Portfolios offered in your contract.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.



Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct a contract maintenance fee. SEE EXPENSES BELOW.



We calculate withdrawal charges due on a total withdrawal on the day after we receive your request and your contract. We return your contract value less any applicable fees and charges.



The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.



Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Account in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.



Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.



We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.



Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.



FREE WITHDRAWAL PROVISION



Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. HOWEVER, UPON A FUTURE TOTAL WITHDRAWAL OF YOUR CONTRACT, IF WITHDRAWAL CHARGES ARE STILL APPLICABLE, ANY PREVIOUS FREE WITHDRAWALS WOULD BE SUBJECT TO A WITHDRAWAL CHARGE.



Purchase Payments in excess of your free withdrawal amount, that are withdrawn prior to the end of the withdrawal schedule, will result in payment of a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in EXPENSES below. You should consider, before purchasing this contract, the effect this withdrawal charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.



To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty free earnings" and the "total invested amount."



The penalty-free earnings amount is your contract value less your total invested amount. The total invested amount is the total of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:



     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and


     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.


During the first year after we issue your contract, your free withdrawal amount is the greater of:



     (1) your penalty-free earnings; or



     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.



After the first contract year, you can take out the greater of the following amounts each year:



     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or


     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.


If you participate in the Seasons Rewards program you will not receive your deferred Payment Enhancement if you fully withdraw a Purchase Payment or your contract value prior to the corresponding Deferred Payment Enhancement Date.



Although we do not assess a withdrawal charge when you take a 10% penalty-free withdrawal, we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement. SEE SEASONS REWARDS PROGRAM ABOVE.



For example, you make an initial Purchase Payment of $100,000. For purposes of this example, we will assume a 0% growth rate over the life of the contract, no election of the Seasons Rewards Program or optional enhanced death benefit and no subsequent Purchase Payments. In contract year 2 and year 3, you take out your maximum free withdrawal of $10,000 for each year. After those free withdrawals your contract value is $80,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation, A - (B X C) = D, where:



     A=Your contract value at the time of your request for surrender ($80,000)



     B=The amount of your Total Invested Amount still subject to surrender charge ($100,000)



     C=The withdrawal charge percentage applicable to the age of each Purchase
       Payment at the time of full surrender (4%) [B X C = $4,000]



     D=Your full surrender value ($76,000)



SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic income payments under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge may apply.


The Systematic Withdrawal program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS


Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES BELOW for a more detailed explanation.


OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

SEASONS INCOME REWARDS FEATURE


What is Seasons Income Rewards?



Seasons Income Rewards is an optional living benefit feature designed to help you create a guaranteed income stream. You may elect Seasons Income Rewards which you will be charged an annualized fee on a quarterly basis. You are guaranteed to receive withdrawals over a minimum number of years that in total equal Eligible Purchase Payments, as described below, adjusted for withdrawals during that period (the "Benefit"), even if the contract value falls to zero. Seasons Income Rewards may offer protection in the event your contract value declines due to unfavorable investment performance. Seasons Income Rewards has rules and restrictions that are discussed more fully below.


What options are currently available?


Three options are currently available.



These options provide, over a minimum number of years, a guaranteed minimum withdrawal amount equal to at least your Purchase Payments made in the first 90 days (adjusted for withdrawals) with an opportunity to receive a 10%, 20% or 50% step-up amount. If you take withdrawals prior to the Benefit Availability Date (as defined in the table below), you will receive either no step-up amount or a reduced step-up amount, depending on the option selected.



Each option and its components are described below. You should read each option carefully and discuss the feature with your financial representative before electing an option.



How and when can I elect Seasons Income Rewards?



You may only elect the feature at the time of contract issue. You may not change the option after election. Please refer to the Seasons Income Rewards Summary Table below for the age limitations associated with this feature.



Generally, once you elect Seasons Income Rewards, it cannot be cancelled.



Seasons Income Rewards cannot be elected if you elect the Seasons Promise feature. SEE SEASONS PROMISE BELOW. Seasons Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.


How is the Benefit calculated?


In order to determine the Benefit's value, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you choose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

What are the three Seasons Income Rewards options?



The table below is a summary of the three Seasons Income Rewards options we are currently offering.



SEASONS INCOME REWARDS SUMMARY:



-------------------------------------------------------------------------------------------------
                                                                                      MINIMUM
                                                                                     WITHDRAWAL
                                                                                    PERIOD* (IF
                                                                     MAXIMUM          MAXIMUM
                                                                      ANNUAL           ANNUAL
                                   BENEFIT                          WITHDRAWAL       WITHDRAWAL
                 MAXIMUM         AVAILABILITY       STEP-UP           AMOUNT        AMOUNT TAKEN
 OPTION       ELECTION AGE           DATE            AMOUNT       PERCENTAGE***      EACH YEAR)
-------------------------------------------------------------------------------------------------
    1      Age 80 or younger       3 years          10%* of           10% of          11 years
           on the contract        following        Withdrawal       Withdrawal
           issue date           contract issue    Benefit Base     Benefit Base
                                     date
-------------------------------------------------------------------------------------------------
    2      Age 80 or younger       5 years          20%* of           10% of          12 years
           on the contract        following        Withdrawal       Withdrawal
           issue date           contract issue    Benefit Base     Benefit Base
                                     date
-------------------------------------------------------------------------------------------------
    3      Age 70 or younger       10 years         50%** of          10% of          15 years
           on the contract        following        Withdrawal       Withdrawal
           issue date           contract issue    Benefit Base     Benefit Base
                                     date
-------------------------------------------------------------------------------------------------



* You will not receive a Step-Up Amount if you elect Options 1 or 2 and take a withdrawal prior to the Benefit Availability Date. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.



** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be fewer years if you receive a reduced Step-Up Amount.



*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period. Please see Important Information section below.



How are the components for Seasons Income Rewards calculated?



First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.



Second, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.



Third, we determine a STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Seasons Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. If you elect Option 1 or 2, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit Availability Date. If you elect Option 3, the Step-Amount will be reduced to 30% of the Withdrawal Benefit Base if you take any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.



Fourth, we determine a STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Seasons Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Seasons Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.



Finally, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Seasons Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.


What is the fee for Seasons Income Rewards?


The annualized Seasons Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from the portion of your contract value allocated to the Variable Portfolios starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.



CONTRACT YEAR           ANNUALIZED FEE
-------------  --------------------------------
  0-7 years    0.65% of Withdrawal Benefit Base
 8-10 years    0.45% of Withdrawal Benefit Base
     11+                     None



What are the effects of withdrawals on Seasons Income Rewards?



The Benefit amount, Maximum Annual Withdrawal Amount and Minimum Withdrawal Period may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Seasons Income Rewards are further explained through the calculations below:



     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3.



     Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:
     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of
     (a) or (b), where:



        a. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;



        b. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.



     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals.

     If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.



     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:



        a. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;



        b. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.



     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.



     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.



     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.



     CONTRACT VALUE: Any withdrawal under the Benefit reduces the contract value by the amount of the withdrawal.



THE SEASONS INCOME REWARDS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.



What happens if my contract value is reduced to zero?



If the contract value is zero but the Stepped-Up Benefit Base, is greater than zero, a Benefit remains payable under the feature until the Stepped-Up Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.



To receive your remaining Benefit, you may select one of the following options:



     1. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or



     2. the current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or



     3. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.



What happens to Seasons Income Rewards upon a spousal continuation?



A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.



Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Seasons Income Rewards upon my death?



If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Seasons Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change. SEE DEATH BENEFITS BELOW.



Can Seasons Income Rewards be cancelled?



Once you elect Seasons Income Rewards, you may not cancel the feature. However, there is no charge for Seasons Income Rewards after the 10th contract anniversary. Additionally, the feature automatically terminates upon the occurrence of one of the following:



     1. The Stepped-Up Benefit Base or the MAV Benefit Base, as applicable, is equal to zero; or



     2. Annuitization of the contract; or



     3. Full surrender of the contract; or



     4. Death benefit is paid; or



     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.



We reserve the right to terminate the feature if withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base by 50% or more.



IMPORTANT INFORMATION ABOUT SEASONS INCOME REWARDS



Seasons Income Rewards is designed to offer protection of your initial investment in the event of a significant market downturn. Seasons Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract. The Step-Up Options do not guarantee investment gains. Seasons Income Rewards does not guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day for the Step-Up Options, following the contract issue date. This feature also does not guarantee lifetime income payments. You may never need to rely on Seasons Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.



WITHDRAWALS UNDER THESE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY.



If you elect one of the Seasons Income Rewards options and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from this contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit. As noted above, your Stepped-Up Benefit Base will be reduced if you take withdrawals before the Benefit Availability Date.



Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your distributions must be automated and will not be recalculated on an annual basis.



We reserve the right to limit the maximum Eligible Purchase Payments to $1 million. We reserve the right to limit the investment options available under the contract if you elect these features for prospectively issued contracts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SEASONS INCOME REWARDS (IN THEIR ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.



SEASONS PROMISE FEATURE


What is Seasons Promise?


Seasons Promise is an optional living benefit offered on your contract. If you elect this feature, you will be charged an annualized fee. At the end of 10 full contract years ("Waiting Period"), the feature makes a one-time adjustment ("Benefit") so that your contract will be worth at least the amount of your guaranteed Purchase Payment(s) as specified below (less adjustments for withdrawals). Seasons Promise offers protection in the event that your contract value declines due to unfavorable investment performance.


How and when can I elect the feature?


You may only elect this feature at the time your contract is issued, so long as the Waiting Period ends before your Latest Annuity Date. Seasons Promise is not available if you elect Seasons Income Rewards. SEE SEASONS INCOME REWARDS ABOVE.



Seasons Promise may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.


Can Seasons Promise be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the end of the Waiting Period. The feature terminates automatically following the end of the Waiting Period. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the Waiting Period.


How is the Benefit calculated?


The Benefit is a one-time adjustment to your contract in the event that your contract value at the end of the Waiting Period ("Benefit Date") is less than the Purchase Payments made, as follows:


                                            PERCENTAGE OF PURCHASE PAYMENTS INCLUDED IN THE
TIME ELAPSED SINCE THE CONTRACT ISSUE DATE                BENEFIT CALCULATION
------------------------------------------  -----------------------------------------------
                0-90 Days                                        100%
                91 Days +                                         0%



The benefit calculation is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.


Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date multiplied by the applicable percentages in the table above, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.


Payment Enhancements under the Seasons Rewards program are not considered Purchase Payments and are not used in the calculation of the Seasons Promise Base.


What is the fee for Seasons Promise?

The annualized charge will be deducted from your contract value on a quarterly basis throughout the Waiting Period, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

CONTRACT YEAR   ANNUALIZED FEE*
-------------   ---------------
  0-7                0.50%
  8-10               0.25%
  11+                none


* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.


What Happens to Seasons Promise upon a Spousal Continuation?


If your spouse chooses to continue this contract upon your death, this feature cannot be terminated. The Waiting Period starts from the original issue date. The corresponding Benefit Date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.



IMPORTANT INFORMATION ABOUT SEASONS PROMISE



Seasons Promise may not guarantee a return of all of your Purchase Payments. If you plan to add subsequent Purchase Payments over the life of your contract, you should know that Seasons Promise would not protect the majority of those payments.



Since Seasons Promise may not guarantee a return of all Purchase Payments at the end of the Waiting Period, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the end of the Waiting Period your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Seasons Promise throughout the Waiting Period. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce the value of the Benefit.


We will allocate any benefit amount contributed to the contract value on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE SEASONS PROMISE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


DEATH BENEFIT
--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT DEATH BENEFITS


If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We will not pay a Deferred Payment Enhancement, if available, on a Purchase Payment if you die before the corresponding Deferred Payment Enhancement Date. SEE SEASONS REWARDS PROGRAM ABOVE.

We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are as of the date we receive paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.



The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.



A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.



EXTENDED LEGACY PROGRAM


The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. A Beneficiary may elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments under the selected income option must begin or under the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another payout option. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

OTHER BENEFICIARY CONTINUATION OPTIONS

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the 5-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

Please consult your tax advisor regarding tax implications and your particular circumstances.


DEFINED TERMS


The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

DEATH BENEFIT OPTIONS


This contract provides two death benefit options: the Standard Death Benefit which is automatically included in your contract for no additional fee, and an optional enhanced death benefit, which you may elect for an additional fee. You may elect the optional enhanced death benefit when you purchase your contract and you cannot change your election thereafter at any time. The fee for the enhanced death benefit is 0.20% annually of the average daily ending net asset value allocated to the Variable Portfolios.


STANDARD DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Net Purchase Payments received prior to your 86th birthday.

If you are age 83-85 at the time of contract issue, the standard death benefit is the greater of:

     1. Contract value; or

     2. The lesser of:

        a. Net Purchase Payments received prior to your 86th birthday; or

        b. 125% of Contract Value.


OPTIONAL MAXIMUM ANNIVERSARY VALUE OPTION


You may elect the Maximum Anniversary Value option described below which can provide greater protection for your beneficiaries. You must elect the Maximum Anniversary Value option at the time of contract issuance and once elected it cannot be terminated by you. The Maximum Anniversary Value option is not available if you are age 83 or older at the time of contract issuance. The fee for the Maximum Anniversary Value option is 0.20% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments received prior to your 86th birthday;

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary value equals the contract value on a contract anniversary increased by Purchase Payments recorded after that anniversary but received prior to your 86th birthday; and adjusted for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

The Optional Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. However, if you had elected the Standard Death Benefit option and you die on or after your 90th birthday, your beneficiaries would receive the greater of contract value or Net Purchase Payments received prior to your 86th birthday capped at 125% of contract value. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

EXPENSES
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as Separate Account or withdrawal charges for the life of your contract. These fees and charges reduce your investment return. Underlying Fund fees may increase or decrease.

SEPARATE ACCOUNT CHARGES

The annual Separate Account expenses is 1.40% annually of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including supporting distribution, depending upon market conditions. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES


During the Accumulation Phase you may take withdrawals from your contract. However, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract.



The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract.


The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.


We apply a withdrawal charge schedule against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, or 9 complete years if you elected to participate in the Seasons Rewards program, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines each year a Purchase Payment is in the contract. The withdrawal charge schedules are as follows:



These higher potential withdrawal charges for the Seasons Rewards program may compensate us for the expenses associated with the program.



The Seasons Rewards program is designed for long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, other than the withdrawal charge, no other fees or charges are higher if you elect Seasons Rewards than the contract without an election of this program.


When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES


     INVESTMENT MANAGEMENT FEES

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

     12B-1 FEES


Underlying Fund shares are subject to a fee of up to 0.25% imposed under a servicing plan adopted by the Seasons Series Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.



FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, REFER TO THE PROSPECTUS FOR THE SEASONS SERIES TRUST.


CONTRACT MAINTENANCE FEE


During the Accumulation Phase, we deduct a contract maintenance fee of $30 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. We will deduct the contract maintenance fee on a pro-rata basis from the portion of your contract value allocated to the Variable Portfolios on your contract anniversary. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.



If your contract value is $50,000 or more on your contract anniversary date, we are currently waiving this fee. This waiver is subject to change without notice.


TRANSFER FEE


Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.


OPTIONAL SEASONS INCOME REWARDS FEE


The annualized Seasons Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from the portion of your contract value allocated to the variable portfolios starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:



CONTRACT YEAR            ANNUALIZED FEE
-------------            --------------
 0-7 years      0.65% of Withdrawal Benefit Base
8-10 years      0.45% of Withdrawal Benefit Base
 11+ years                    none


OPTIONAL SEASONS PROMISE FEE


The annualized fee for the Seasons Promise feature is calculated as a percentage of the portion of your contract value allocated to the Variable Portfolios minus Purchase Payments received after the 90th day since the contract issue date. If you elect the feature, the fee is deducted at the end of the first contract quarter and quarterly thereafter from your contract value. The fee is as follows:



CONTRACT YEAR   ANNUALIZED FEE
-------------   --------------
    0-7           0.50   %
   8-10           0.25   %
    11+           none

OPTIONAL ENHANCED DEATH BENEFIT FEE



The fee for the optional enhanced death benefit is 0.20% of the average daily ending net asset value allocated to the Variable Portfolio.


INCOME TAXES


We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.



REDUCTION OR ELIMINATION OF FEES, EXPENSES, AND ADDITIONAL AMOUNTS CREDITED



Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.


INCOME OPTIONS

--------------------------------------------------------------------------------

ANNUITY DATE


During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your first contract anniversary. You must provide us with a written request of the date you want income payments to begin. Your annuity date is the first day of the month you select income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.



If you participate in the Seasons Rewards Program and switch to the Income Phase prior to a Deferred Payment Enhancement Date, if applicable, we will not allocate any corresponding Deferred Payment Enhancement to your contract. SEE SEASONS REWARDS PROGRAM ABOVE.



Income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date.



If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.


INCOME OPTIONS


You must contact us to select an income option. Once you begin receiving income payments, you cannot change your income option. If you elect to receive income payments but do not select an option, your income payments shall be in accordance with Option 4 for a period of 10 years; for income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY


This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.



OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY



This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.



OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED



This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining income payments are made to the Beneficiary under your contract.



OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED



This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract.


OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.


The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the income options.


FIXED OR VARIABLE INCOME PAYMENTS



You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in Fixed Accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, the Company guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.


INCOME PAYMENTS


We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:


     - for life options, your age when payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.


If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.


The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE


During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.


DEFERMENT OF PAYMENTS


We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.


TAXES
--------------------------------------------------------------------------------


NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL


The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is longer; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan and continued for a period of 5 years until you attain age 59 1/2, whichever is longer; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order (does not apply to IRAs). This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. Generally, we are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.


TAX TREATMENT OF DEATH BENEFITS


Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

OTHER INFORMATION
--------------------------------------------------------------------------------


FIRST SUNAMERICA LIFE


The Company is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is 733 Third Avenue, New York, New York 10017. The Company conducts life insurance and annuity business in the state of New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT


The Company originally established the Separate Account, FS Variable Annuity Account Five, under New York law on August 1, 1997. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act, as amended.


The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT


Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the Company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 8% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE


In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation from the Trust's investment advisor related to the availability of the Underlying Funds in the contract. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, AIG SAAMCo and/or certain subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.


ADMINISTRATION



We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 99NY-SUN, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. From time to time, the Company is party to various kinds of litigation incidental to its business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.



On May 31, 2005, AIG filed its Annual Report on Form 10-K for the year ended December 31, 2004, which included a restatement of its previously reported financial information for the years 2000-2003 and the adjustment of its previously announced results in 2004.



Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.



On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in issuing or distributing First SunAmerica variable annuities. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.



AIG is the ultimate parent company and an affiliated person of the First SunAmerica Life Insurance Company (the "Depositor") and an indirect parent of AIG SunAmerica Capital Services, Inc. (the "Distributor"). Neither the Depositor nor the Distributor or their respective officers and directors have been named in the complaint, nor does the complaint seek any penalties against them.



In the Depositor's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Depositor or the Distributor or to their ability to provide their respective services in connection with the variable annuities. However, due to a provision in the law governing the operation of these types of investment companies, if the lawsuit results in an injunction being entered against AIG, then the Depositor and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the variable annuities. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

FINANCIAL STATEMENTS



AIG SUPPORT AGREEMENT



AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.



WHERE YOU CAN FIND MORE INFORMATION



The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this prospectus.



We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2004, File No. 001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG's restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under
Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this prospectus are also incorporated by reference.



The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:



WASHINGTON, DISTRICT OF COLUMBIA


100 F. Street, N.E., Room 1580


Washington, DC 20549



CHICAGO, ILLINOIS


175 W. Jackson Boulevard


Chicago, IL 60604



NEW YORK, NEW YORK


3 World Financial, Room 4300


New York, NY 10281



To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:



First SunAmerica Life Insurance Company


Annuity Service Center


P.O. Box 54299


Los Angeles, California 90054-0299


Telephone Number: (800) 99NY-SUN

TABLE OF CONTENTS OF

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 99NY-SUN. The contents of the SAI are listed below.


Separate Account............................................    3
General Account.............................................    3
Performance Data............................................    4
Income Payments.............................................    6
Annuity Unit Values.........................................    6
Taxes.......................................................    9
Distribution of Contracts...................................   14
Financial Statements........................................   14

APPENDIX A - SEASONS REWARDS PROGRAM EXAMPLES
--------------------------------------------------------------------------------


I.  DEFERRED PAYMENT ENHANCEMENT



If you elect to participate in the Seasons Rewards Program at contract issue, we contribute at least 2% of each Purchase Payment to your contract for each Purchase Payment we receive as an Upfront Payment Enhancement. Any applicable Deferred Payment Enhancement is allocated to your contract on the corresponding Deferred Payment Enhancement Date and, if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment Enhancement Date. Deferred Purchase Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the Deferred Payment Enhancement Date.


The examples that follow assume an initial Purchase Payment of $125,000 and that the Deferred Payment Enhancement is 1%.

For purposes of the example, the Deferred Payment Enhancement Date is the 9th anniversary of the Purchase Payment.

EXAMPLE 1 - NO WITHDRAWALS ARE MADE


The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of $125,000).


On your 9th contract anniversary, the Deferred Payment Enhancement Date, your Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.

EXAMPLE 2 - WITHDRAWAL MADE PRIOR TO DEFERRED PAYMENT ENHANCEMENT DATE


As in Example 1, your Upfront Payment Enhancement is $2,500.


This example also assumes the following:

     1. Your contract value on your 5th contract anniversary is $190,000.

     2. You request a withdrawal of $75,000 on your 5th contract anniversary.

     3. No subsequent Purchase Payments have been made.

     4. No prior withdrawals have been taken.


On your 5th contract anniversary, your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase Payment. Your contract value will also be reduced by a $500 withdrawal charge on the $10,000 Purchase Payment (5% of $10,000). Your gross withdrawal is $75,500 of which $10,500 constitutes part of your Purchase Payment.


The withdrawal of $10,500 of your $125,000 Purchase Payment is a withdrawal of 8.4% of your Purchase Payment. Therefore, only 91.6%, or $114,500, of your initial Purchase Payment remains in your contract.

On your 9th contract anniversary, the Deferred Payment Enhancement Date, assuming no other transactions occur affecting the Purchase Payment, we allocate your Deferred Payment Enhancement of $1,145 (1% of your remaining Purchase Payment, $114,500) to your contract.

II.  90 DAY WINDOW


The following hypothetical examples assume that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart at the time each Purchase Payment is received:



--------------------------------------------------------------------------------------------------------
                                 UPFRONT PAYMENT    DEFERRED PAYMENT           DEFERRED PAYMENT
       ENHANCEMENT LEVEL         ENHANCEMENT RATE   ENHANCEMENT RATE           ENHANCEMENT DATE
--------------------------------------------------------------------------------------------------------
 Under $40,000                          2%                 0%          N/A
--------------------------------------------------------------------------------------------------------
 $40,000 - $99,999                      4%                 0%          N/A
--------------------------------------------------------------------------------------------------------
 $100,000 - $499,999                    4%                 1%          Nine years from the date we
                                                                       receive each Purchase Payment.
--------------------------------------------------------------------------------------------------------
 $500,000 - more                        5%                 1%          Nine years from the date we
                                                                       receive each Purchase Payment.
--------------------------------------------------------------------------------------------------------



Contracts issued with the Seasons Rewards feature after April 3, 2000, may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.


This example assumes the following:

     1. Above Enhancement Levels, Rates and Dates throughout the first 90 days.

     2. No withdrawal in the first 90 days.

     3. Initial Purchase Payment of $35,000 on December 1, 2000.

     4. Subsequent Purchase Payment of $40,000 on January 15, 2001.

     5. Subsequent Purchase Payment of $25,000 on January 30, 2001.

     6.  Subsequent Purchase Payment of $7,500 on February 12, 2001.


ENHANCEMENT AT THE TIME PURCHASE PAYMENTS ARE RECEIVED



-------------------------------------------------------------------------------------------
                                                                              DEFERRED
                                 PURCHASE      UPFRONT       DEFERRED          PAYMENT
                                  PAYMENT      PAYMENT        PAYMENT        ENHANCEMENT
   DATE OF PURCHASE PAYMENT       AMOUNT     ENHANCEMENT    ENHANCEMENT         DATE
-------------------------------------------------------------------------------------------
 December 1, 2000                 $35,000         2%            0%        N/A
-------------------------------------------------------------------------------------------
 January 15, 2001                 $40,000         4%            0%        N/A
-------------------------------------------------------------------------------------------
 January 30, 2001                 $25,000         4%            1%        January 30, 2010
-------------------------------------------------------------------------------------------
 February 12, 2001                $ 7,500         4%            1%        February 12, 2010
-------------------------------------------------------------------------------------------


ENHANCEMENT ADJUSTMENTS ON THE 90TH DAY FOLLOWING CONTRACT ISSUE


The sum of all Purchase Payments made in the first 90 days of the contract equals $107,500. According to the Enhancement Levels in effect at the time this contract was issued, a $107,500 Purchase Payment would have received a 4% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all of the Purchase Payments were received on the date of issue. Thus, the first two Purchase Payments would be adjusted on the 90th day following contract issue, as follows:


-------------------------------------------------------------------------------------------
                                                                              DEFERRED
                                 PURCHASE      UPFRONT       DEFERRED          PAYMENT
                                  PAYMENT      PAYMENT        PAYMENT        ENHANCEMENT
   DATE OF PURCHASE PAYMENT       AMOUNT     ENHANCEMENT    ENHANCEMENT         DATE
-------------------------------------------------------------------------------------------
 December 1, 2000                 $35,000         4%            1%        December 1, 2009
-------------------------------------------------------------------------------------------
 January 15, 2001                 $40,000         4%            1%        January 15, 2010
-------------------------------------------------------------------------------------------
 January 30, 2001                 $25,000         4%            1%        January 30, 2010
-------------------------------------------------------------------------------------------
 February 12, 2001                $ 7,500         4%            1%        February 12, 2010
-------------------------------------------------------------------------------------------

APPENDIX B - SEASONS INCOME REWARDS EXAMPLES

--------------------------------------------------------------------------------


The following examples demonstrate the operation of the Seasons Income Rewards feature:



SEASONS INCOME REWARDS



     EXAMPLE 1 OF SEASONS INCOME REWARDS:



     Assume you elect Seasons Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your Withdrawal Benefit Base is $100,000 on the Benefit Availability Date.



     Your Stepped-Up Benefit Base equals Withdrawal Benefit Base plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your Maximum
     Annual Withdrawal Amount as of the Benefit Availability Date is 10% of your Withdrawal Benefit Base ($100,000 X 10% = $10,000). The Minimum Withdrawal Period is equal to the Stepped-Up Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years beginning on or after the Benefit Availability Date.



     EXAMPLE 2 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE
                 FOR SEASONS INCOME REWARDS OPTIONS 1 AND 2:



     Assume you elect Seasons Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.



     Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000).
     Since the Step-Up Amount is zero because a withdrawal was made prior to the Benefit Availability Date, your Stepped-Up Benefit Base on the Benefit Availability Date equals your Withdrawal Benefit Base. Therefore, the Stepped-Up Benefit Base also equals $90,000. Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 10 years ($90,000/$9,000 = 10).



     EXAMPLE 3 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE
                 FOR SEASONS INCOME REWARDS OPTION 3:



     Assume you elect Seasons Income Rewards Option 3 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.



     Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000).
     Since the withdrawal occurred prior to the Benefit Availability Date, your Step-Up Amount will be reduced to 30% of your Withdrawal Benefit Base ((30% X $90,000) = $27,000). Therefore, your Stepped-Up Benefit Base on the Benefit Availability Date equals the Withdrawal Benefit Base plus the Step-Up Amount (($90,000 + $27,000) = $117,000). Your Maximum Annual
     Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 13 years ($117,000/$9,000 = 13).

     EXAMPLE 4 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
                 WITHDRAWAL AMOUNT AFTER THE BENEFIT AVAILABILITY DATE FOR SEASONS INCOME REWARDS:



     Assume you elect Seasons Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date.



     Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($10,000), your Stepped-Up Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new Stepped-Up Benefit Base equals $112,500. Your Maximum Annual Withdrawal Amount remains $10,000. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Stepped-Up Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.



     EXAMPLE 5 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL
                 AMOUNT AFTER THE BENEFIT AVAILABILITY DATE FOR SEASONS INCOME
                 REWARDS:



     Assume you elect Seasons Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. Your Withdrawal Benefit Base is $100,000 and your Stepped-Up Benefit Base is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal.



     Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($10,000), we recalculate your Stepped-Up Benefit Base ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the Stepped-Up Benefit Base ($120,000 - $15,000 = $105,000). For the second calculation, we deduct the amount of the Maximum Annual Withdrawal Amount from the Stepped-Up Benefit Base ($120,000 - $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal ($5,000 /$125,000 = 4%). Finally we reduce $110,000 by that proportion (4%) which equals $105,600. Your Stepped-Up Benefit Base is the lesser of these two calculations or $105,000. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (12 years) reduced by one year (11 years). Your Maximum Annual Withdrawal Amount is your Stepped-Up Benefit Base divided by your Minimum Withdrawal Period ($105,000/11), which equals $9,545.45.

APPENDIX C -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------


The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of a Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date plus any Purchase Payments recorded after the Continuation Date; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the Continuation Date, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. For the purposes of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equal the contract value on the Continuation Date, including the Continuation Contribution. All other capitalized terms have the meanings defined in the glossary and/or prospectus.


STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH


If the Standard Death Benefit was selected by the original owner, the death benefit is as follows upon the Continuing Spouse's death:



     A. If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit is the greater of:



        1. Contract value; or



        2. Contract value on the Continuation Date; plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday.



     B. If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit is the greater of:



        1. Contract value; or



        2. The lesser of:



          a. Contract value on the Continuation Date; plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or



          b. 125% of contract value.



If the Continuing Spouse is age 86 or older on the Continuation Date, the Standard Death Benefit is the contract value.



MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH



If the Maximum Anniversary Value death benefit was selected by the original owner, the death benefit is as follows upon a Continuing Spouses's death;



     A. If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit is the greatest of:



        a. Contract value; or



        b. Contract value on the Continuation Date; plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or



        c. Maximum anniversary value on any contract anniversary occurring after the Continuation Date but prior to the Continuing Spouse's 83rd birthday; plus any Purchase Payments received after that anniversary but received prior to the Continuing Spouse's 86th birthday; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     B. If the Continuing Spouse is age 83-85 on the Continuation Date the death benefit is the Standard Death Benefit, which is equal to, the greater of:



        1. Contract value; or



        2. The lesser of:



          a. Contract value on the Continuation Date, plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or



          b. 125% of contract value.



The fee for the Maximum Anniversary Value death benefit will no longer be deducted if the Continuing Spouse is age 86 or older on the Continuation Date. If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is the contract value. If the Continuing Spouse is age 90 or older at the time of death, the death benefit is also the contract value. Therefore, if the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, the Continuing Spouse's beneficiary will not receive any benefit from the Maximum Anniversary Value death benefit.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Seasons Select II Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to:  First SunAmerica Life Insurance Company, Annuity Service
   Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

================================================================================
                       STATEMENT OF ADDITIONAL INFORMATION
================================================================================

             FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY

                        FS VARIABLE ANNUITY ACCOUNT FIVE

                      (Seasons Select II Variable Annuity)

               DEPOSITOR: FIRST SUNAMERICA LIFE INSURANCE COMPANY



This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated August 29, 2005, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 99NY-SUN or writing us at:



    First SunAmerica Life Insurance Company
    Annuity Service Center
    P.O. Box 54299
    Los Angeles, California 90054-0299



THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS August 29, 2005

================================================================================
                                TABLE OF CONTENTS
================================================================================

Separate Account .....................................................    3

General Account ......................................................    3

Performance Data .....................................................    4

Income Payments ......................................................    6

Annuity Unit Values ..................................................    6

Taxes ................................................................    9

Distribution of Contracts ............................................   14

Financial Statements .................................................   14

================================================================================
                                SEPARATE ACCOUNT
================================================================================

FS Variable Annuity Account Five was originally established by First SunAmerica Life Insurance Company (the "Company") on August 1, 1997 pursuant to the provisions of New York law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into Select Portfolios, Focused Portfolios and Strategies, with the assets of each Select Portfolio, Focused Portfolio and Strategy invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its Select Portfolios, Focused Portfolios and Strategies or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Select Portfolios, Focused Portfolios and Strategies to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).


================================================================================
                                 GENERAL ACCOUNT
================================================================================


The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available Fixed Account options and/or available DCA Fixed Account(s) available in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


Support Agreement Between the Company and AIG

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

================================================================================
                                PERFORMANCE DATA
================================================================================

From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its Select Portfolios, Focused Portfolios and Strategies. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Select Portfolio, Focused Portfolio or Strategy is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Select Portfolio, Focused Portfolio or Strategy made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Seasons Series Trust, ("Trust") modified to reflect the charges and expenses as if the contract had been in existence since the inception date of the Trust's underlying fund. Further, returns shown are for the original class of shares of the Trust, adjusted to reflect the fees and charges for the newer class of shares (for Class 3) until performance for the newer class becomes available. However, the actual shares purchased under this contract are Class 3 of the Trust. Returns of the newer class will be lower than those of the original class since the newer class of shares is subject to service fees of 0.25% for the Trust. The inception date of the Class 3 shares in Seasons Series Trust is November 17, 2003. In some cases a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was incepted in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on underlying Trusts' performance (outside of this separate account) should not be construed to be actual historical performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trust adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trust has served since its inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

Performance data for the various Variable Portfolios are computed in the manner described below.


Cash Management Portfolio

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

    Base Period Return = (EV - SV - CMF)/(SV)

    where:

    SV  = value of one Accumulation Unit at the start of a 7 day period

    EV  = value of one Accumulation Unit at the end of the 7 day period

    CMF = an allocated portion of the $30 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Select Portfolios, Focused Portfolios and/or Strategies and the general account so that each Select Portfolio's, Focused Portfolio's and/or Strategy's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Select Portfolio, Focused Portfolio and/or Strategy. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

    Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

    Effective Yield = [(Base Period Return + 1)365/7 - 1]

The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments. But also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts.)

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Portfolios

The Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

For contracts without the Seasons Rewards Program:
--------------------------------------------------

                       P (1 + T) TO THE POWER OF n = ERV

For contracts with the Seasons Rewards Program:
------------------------------------------------

                   [P (1 + E)](1 + T) TO THE POWER OF n = ERV

    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        E = Payment Enhancement Rate

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof)

Standardized performance for the Portfolios and Strategies available in this contract reflect total returns using the method of computation discussed below:

     - Using the seven year surrender charge schedule available on contracts issued without the Seasons Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Seasons Rewards is elected; AND

     - Using the nine year surrender charge schedule available on contracts issued with the Seasons Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already the contract with or without the Seasons Rewards Program. However, we will not report performance for the contract featuring the Seasons Rewards Program, unless net of withdrawal charges.

================================================================================
                                 INCOME PAYMENTS
================================================================================

Initial Annuity Payment

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

Subsequent Monthly Payments

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

================================================================================
                               ANNUITY UNIT VALUES
================================================================================

The value of an Annuity Unit is determined independently for each Select Portfolio, Focused Portfolio and Strategy. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Select Portfolio, Focused Portfolio or Strategy exceeds 3.5%, variable annuity payments derived from allocations to that Select Portfolio, Focused Portfolio or Strategy will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Select Portfolios, Focused Portfolios and/or Strategies elected, and the amount of each annuity payment will vary accordingly. For each Select Portfolio, Focused Portfolio and/or Strategy, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

Net Investment Factor

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Select Portfolio, Focused Portfolio or Strategy from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Select Portfolio, Focused Portfolio or Strategy for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the Select Portfolio, Focused Portfolio or Strategy determined as of the end of that month, and
(b) is the Accumulation Unit value of the Select Portfolio, Focused Portfolio or Strategy determined as of the end of the preceding month.

The NIF for a Select Portfolio, Focused Portfolio or Strategy for a given month is a measure of the net investment performance of the Select Portfolio, Focused Portfolio or Strategy from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the Select Portfolio, Focused Portfolio or Strategy invests; it is also reduced by separate account asset charges.

Illustrative Example

Assume that one share of a given Select Portfolio, Focused Portfolio or Strategy had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                       NIF = ($11.46/$11.44) = 1.00174825

The change in Annuity Unit value for a Select Portfolio, Focused Portfolio or Strategy from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Select Portfolio, Focused Portfolio or Strategy for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Select Portfolio, Focused Portfolio or Strategy (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                        1/[(1.035)/\(1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Select Portfolio, Focused Portfolio or Strategy was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

Variable Annuity Payments

Illustrative Example

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Select Portfolio, Focused Portfolio or Strategy. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31).
Assume also that the Annuity

Unit value for the Select Portfolio, Focused Portfolio or Strategy on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from annuity rate tables, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $4.79 (Option 4 tables, male Annuitant age 60 at the Annuity Date annuitizing in 2010) by the result of dividing P's account value by $1,000:

             First Payment = $4.79 x ($116,412.31/$1,000) = $557.61

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $557.61/$13.256932 = 42.062143

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 42.062143 x $13.327695 = $560.59

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant Select Portfolio, Focused Portfolio or Strategy on the Annuity Date and thus reflects the investment performance of the Select Portfolio, Focused Portfolio or Strategy net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Select Portfolio, Focused Portfolio or Strategy). The net investment performance of the Select Portfolio, Focused Portfolio or Strategy during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

Additional Provisions

We will require proof of age and sex of the Annuitant before making any life annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the minimum annual rate of 3%. Any overpayments, including interest at the minimum annual rate of 3%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

================================================================================
                                     TAXES
================================================================================

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more;
(2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2005 is $14,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $4,000 in 2005 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $42,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

================================================================================
                            DISTRIBUTION OF CONTRACTS
================================================================================

The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================


The financial statements of First SunAmerica Life Insurance Company at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 are incorporated by reference to Form N-4, Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-116026 and 811-08369, filed on April 25, 2005, Accession No. 0001193125-05-083915 in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account options.



The financial statements of FS Variable Annuity Account Five at April 30, 2005, and for the period from December 20, 2004 (inception) to April 30, 2005 are included herein.



PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                        FS VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2005

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                 APRIL 30, 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm....................   1
Statement of Assets and Liabilities........................................   2
Schedule of Portfolio Investments..........................................   5
Statement of Operations....................................................   6
Statement of Changes in Net Assets.........................................   9
Notes to Financial Statements..............................................  12

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Annuity Account Five

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Annuity Account Five, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at April 30, 2005, the results of each of their operations for the periods indicated and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
August 18, 2005

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005

                                                               Moderate     Balanced   Conservative   Large Cap   Large Cap
                                                   Growth       Growth       Growth       Growth       Growth     Composite
                                                  Strategy     Strategy     Strategy     Strategy     Portfolio   Portfolio
                                                (Class 3)(1) (Class 3)(1) (Class 3)(1) (Class 3)(1) (Class 3)(1) (Class 3)(1)
                                                ------------ ------------ ------------ ------------ ------------ ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $        242 $        243 $        244 $        245 $        241 $        240

Liabilities:                                               0            0            0            0            0            0
                                                ------------ ------------ ------------ ------------ ------------ ------------
Net Assets                                      $        242 $        243 $        244 $        245 $        241 $        240
                                                ============ ============ ============ ============ ============ ============

     Accumulation units                                  242          243          244          245          241          240

     Contracts in payout (annuitization) period            0            0            0            0            0            0
                                                ------------ ------------ ------------ ------------ ------------ ------------

          Total net assets                      $        242 $        243 $        244 $        245 $        241 $       240
                                                ============ ============ ============ ============ ============ ============

Accumulation units outstanding                            16           16           17           17           29           26
                                                ============ ============ ============ ============ ============ ============

Contracts with total expenses of 1.55% :
     Net Assets                                 $          - $          - $          - $          - $          - $          -
     Accumulation units outstanding                        -            -            -            -            -            -
     Unit value of accumulation units           $          - $          - $          - $          - $          - $          -

Contracts with total expenses of 1.75% :
     Net Assets                                 $        242 $        243 $        244 $        245 $        241 $        240
     Accumulation units outstanding                       16           16           17           17           29           26
     Unit value of accumulation units           $      15.50 $      15.11 $      14.80 $      14.72 $       8.31 $       9.07

                                                 Large Cap     Mid Cap
                                                    Value      Growth
                                                 Portfolio    Portfolio
                                                (Class 3)(1) (Class 3)(1)
                                                ------------ ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $        243 $        233

Liabilities:                                               0            0
                                                ------------ ------------
Net Assets                                      $        243 $        233
                                                ============ ============

     Accumulation units                                  243          233

     Contracts in payout (annuitization) period            0            0
                                                ------------ ------------

          Total net assets                      $        243 $        233
                                                ============ ============

Accumulation units outstanding                            20           17
                                                ============ ============

Contracts with total expenses of 1.55% :
     Net Assets                                 $          - $          -
     Accumulation units outstanding                        -            -
     Unit value of accumulation units           $          - $          -

Contracts with total expenses of 1.75% :
     Net Assets                                 $        243 $        233
     Accumulation units outstanding                       20           17
     Unit value of accumulation units           $      12.03 $      13.81

(1) Invested by First SunAmerica Life Insurance Company. No contract holder assets are invested in this Variable Account.

                 See accompanying notes to financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                  Mid Cap               International Diversified     Cash         Focus
                                                   Value    Small Cap      Equity     Fixed Income  Management     Growth
                                                Portfolio   Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                                 (Class 3) (Class 3)(1)  (Class 3)(1) (Class 3)(1) (Class 3)(1) (Class 3)(1)
                                                ---------- ------------ ------------- ------------ ------------ ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $   80,917 $        232 $         245 $        249 $        249 $        239

Liabilities:                                             0            0             0            0            0            0
                                                ---------- ------------ ------------- ------------ ------------ ------------
Net Assets                                      $   80,917 $        232 $         245 $        249 $        249 $        239
                                                ========== ============ ============= ============ ============ ============

     Accumulation units                             80,917          232           245          249          249          239

     Contracts in payout (annuitization) period          0            0             0            0            0            0
                                                ---------- ------------ ------------- ------------ ------------ ------------

          Total net assets                      $   80,917 $        232 $         245 $        249 $        249 $        239
                                                ========== ============ ============= ============ ============ ============

Accumulation units outstanding                       4,357           23            29           21           24           36
                                                ========== ============ ============= ============ ============ ============

Contracts with total expenses of 1.55% :
     Net Assets                                 $   80,675 $          - $           - $          - $          - $          -
     Accumulation units outstanding                  4,344            -             -            -            -            -
     Unit value of accumulation units           $    18.57 $          - $           - $          - $          - $          -

Contracts with total expenses of 1.75% :
     Net Assets                                 $      242 $        232 $         245 $        249 $        249 $        239
     Accumulation units outstanding                     13           23            29           21           24           36
     Unit value of accumulation units           $    18.33 $      10.24 $        8.52 $      11.58 $      10.44 $       6.72

                                                Focus Growth    Focus
                                                 and Income     Value
                                                  Portfolio   Portfolio
                                                (Class 3)(1) (Class 3)(1)
                                                ------------ ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $        242 $        242

Liabilities:                                               0            0
                                                ------------ ------------
Net Assets                                      $        242 $        242
                                                ============ ============

     Accumulation units                                  242          242

     Contracts in payout (annuitization) period            0            0
                                                ------------ ------------

          Total net assets                      $        242 $        242
                                                ============ ============

Accumulation units outstanding                            27           18
                                                ============ ============

Contracts with total expenses of 1.55% :
     Net Assets                                 $          - $          -
     Accumulation units outstanding                        -            -
     Unit value of accumulation units           $          - $          -

Contracts with total expenses of 1.75% :
     Net Assets                                 $        242 $        242
     Accumulation units outstanding                       27           18
     Unit value of accumulation units           $       8.98 $      13.26

(1) Invested by First SunAmerica Life Insurance Company. No contract holder assets are invested in this Variable Account.

                 See accompanying notes to financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                                           Allocation
                                                   Focus      Allocation    Moderate    Allocation   Allocation   Strategic
                                                  TechNet      Moderate      Growth       Growth      Balanced   Fixed Income
                                                 Portfolio     Portfolio   Portfolio     Portfolio    Portfolio    Portfolio
                                                (Class 3)(1) (Class 3)(1) (Class 3)(1) (Class 3)(1) (Class 3)(1) (Class 3)(1)
                                                ------------ ------------ ------------ ------------ ------------ ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $        223 $        387 $        384 $        382 $        389 $        386

Liabilities:                                               0            0            0            0            0            0
                                                ------------ ------------ ------------ ------------ ------------ ------------
Net Assets                                      $        223 $        387 $        384 $        382 $        389 $       386
                                                ============ ============ ============ ============ ============ ============

     Accumulation units                                  223 $        387 $        384 $        382 $        389          386

     Contracts in payout (annuitization) period            0            0            0            0            0            0
                                                ------------ ------------ ------------ ------------ ------------ ------------

          Total net assets                      $        223 $        387 $        384 $        382 $        389 $        386
                                                ============ ============ ============ ============ ============ ============

Accumulation units outstanding                            55           40           40           40           40           40
                                                ============ ============ ============ ============ ============ ============

Contracts with total expenses of 1.55% :
     Net Assets                                 $          - $        145 $        145 $        143 $        146 $        145
     Accumulation units outstanding                        -           15           15           15           15           15
     Unit value of accumulation units           $          - $       9.69 $       9.63 $       9.57 $       9.75 $       9.67

Contracts with total expenses of 1.75% :
     Net Assets                                 $        223 $        242 $        239 $        239 $        243 $        241
     Accumulation units outstanding                       55           25           25           25           25           25
     Unit value of accumulation units           $       4.06 $       9.68 $       9.63 $       9.57 $       9.74 $       9.66

(1) Invested by First SunAmerica Life Insurance Company. No contract holder assets are invested in this Variable Account.

                 See accompanying notes to financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2005

                                                                             Net Asset Value Net Asset
Variable Accounts                                                     Shares    Per Share      Value     Cost
--------------------------------------------------------------------- ------ --------------- --------- --------
SEASONS SERIES TRUST:
     Growth Strategy (Class 3)(1):
         Multi-Managed Growth Portfolio (Class 3)(1)                      11 $         11.42 $     122 $    123
         Asset Allocation: Diversified Growth Portfolio (Class 3)(1)       5           11.10        61       62
         Stock Portfolio (Class 3)(1)                                      4           14.94        59       65
                                                                                             --------- --------
                                                                                                   242      250
                                                                                             --------- --------
     Moderate Growth Strategy (Class 3)(1):
         Multi-Managed Moderate Growth Portfolio (Class 3)(1)             11           11.78       134      136
         Asset Allocation: Diversified Growth Portfolio (Class 3)(1)       5           11.10        61       62
         Stock Portfolio (Class 3)(1)                                      3           14.94        48       49
                                                                                             --------- --------
                                                                                                   243      247
                                                                                             --------- --------
     Balanced Growth Strategy (Class 3)(1):
         Multi-Managed Income/Equity Portfolio (Class 3)(1)               11           12.00       136      136
         Asset Allocation: Diversified Growth Portfolio (Class 3)(1)       5           11.10        61       61
         Stock Portfolio (Class 3)(1)                                      3           14.94        47       50
                                                                                             --------- --------
                                                                                                   244      247
                                                                                             --------- --------
     Conservative Growth Strategy (Class 3)(1):
         Multi-Managed Income Portfolio (Class 3)(1)                      12           12.10       149      149
         Asset Allocation: Diversified Growth Portfolio (Class 3)(1)       5           11.10        60       61
         Stock Portfolio (Class 3)(1)                                      2           14.94        36       37
                                                                                             --------- --------
                                                                                                   245      247
                                                                                             --------- --------

     Large Cap Growth Portfolio (Class 3)(1)                              30            8.09       241      248
     Large Cap Composite Portfolio (Class 3)(1)                           26            9.31       240      248
     Large Cap Value Portfolio (Class 3)(1)                               21           11.41       243      248
     Mid Cap Growth Portfolio (Class 3)(1)                                20           11.55       233      248
     Mid Cap Value Portfolio (Class 3)                                 4,771           16.96    80,917   80,671
     Small Cap Portfolio (Class 3)(1)                                     27            8.50       232      247
     International Equity Portfolio (Class 3)(1)                          29            8.31       245      248
     Diversified Fixed Income Portfolio (Class 3)(1)                      23           10.76       249      248
     Cash Management Portfolio (Class 3)(1)                               23           10.85       249      248
     Focus Growth Portfolio (Class 3)(1)                                  32            7.37       239      248
     Focus Growth and Income Portfolio (Class 3)(1)                       26            9.22       242      248
     Focus Value Portfolio (Class 3)(1)                                   18           13.35       242      247
     Focus TechNet Portfolio (Class 3)(1)                                 46            4.87       223      247
     Allocation Moderate Portfolio (Class 3)(1)                           40            9.72       387      398
     Allocation Moderate Growth Portfolio (Class 3)(1)                    40            9.67       384      397
     Allocation Growth Portfolio (Class 3)(1)                             40            9.60       382      398
     Allocation Balanced Portfolio (Class 3)(1)                           40            9.78       389      397
     Strategic Fixed Income Portfolio (Class 3)(1)                        40            9.70       386      397

(1) Invested by First SunAmerica Life Insurance Company. No contract holders assets are invested in this Variable Account.

                 See accompanying notes to financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE PERIOD FROM DECEMBER 20,2004(INCEPTION)
                                TO APRIL 30, 2005

                                                                       Moderate   Balanced   Conservative  Large Cap  Large Cap
                                                             Growth     Growth     Growth      Growth       Growth    Composite
                                                           Strategy    Strategy   Strategy     Strategy    Portfolio  Portfolio
                                                           (Class 3)   (Class 3)  (Class 3)   (Class 3)    (Class 3)  (Class 3)
                                                           ---------  -----------------------------------------------------------
Investment income:
     Dividends                                             $       0  $        0  $       0  $          0  $       0  $       0
                                                           ---------  ----------  ---------  ------------  ---------  ---------
         Total investment income                                   0           0          0             0          0          0
                                                           ---------  ----------  ---------  ------------  ---------  ---------

Expenses:
     Mortality and expense risk charge                            (1)         (1)        (1)           (1)        (1)        (1)
     Distribution expense charge                                   0           0          0             0          0          0
                                                           ---------  ----------  ---------  ------------  ---------  ---------
         Total expenses                                           (1)         (1)        (1)           (1)        (1)        (1)
                                                           ---------  ----------  ---------  ------------  ---------  ---------

Net investment losses                                             (1)         (1)        (1)           (1)        (1)        (1)
                                                           ---------  ----------  ---------  ------------  ---------  ---------

Net realized losses from securities transactions:
     Proceeds from shares sold                                    28          28         28            27          2          2
     Cost of shares sold                                         (28)        (28)       (28)          (28)        (2)        (2)
                                                           ---------  ----------  ---------  ------------  ---------  ---------

Net realized gains (losses) from securities transactions           0           0          0            (1)         0          0
Realized gain distributions                                        0           0          0             0          0          0
                                                           ---------  ----------  ---------  ------------  ---------  ---------

Net realized losses                                                0           0          0            (1)         0          0
                                                           ---------  ----------  ---------  ------------  ---------  ---------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           0           0          0             0          0          0
     End of period                                                (8)         (4)        (3)           (2)        (7)        (8)
                                                           ---------  ----------  ---------  ------------  ---------  ---------

Change in net unrealized appreciation
    (depreciation) of investments                                 (8)         (4)        (3)           (2)        (7)        (8)
                                                           ---------  ----------  ---------  ------------  ---------  ---------

Increase (decrease) in net assets from operations          $      (9) $       (5) $      (4) $         (4) $      (8) $      (9)
                                                           =========  ==========  =========  ============  =========  =========

                                                           Large Cap   Mid Cap
                                                             Value     Growth
                                                           Portfolio  Portfolio
                                                           (Class 3)  (Class 3)
                                                           ---------  ---------
Investment income:
     Dividends                                             $       0  $       0
                                                           ---------  ---------
         Total investment income                                   0          0
                                                           ---------  ---------

Expenses:
     Mortality and expense risk charge                            (1)        (1)
     Distribution expense charge                                   0          0
                                                           ---------  ---------
         Total expenses                                           (1)        (1)
                                                           ---------  ---------

Net investment losses                                             (1)        (1)
                                                           ---------  ---------

Net realized losses from securities transactions:
     Proceeds from shares sold                                     2          2
     Cost of shares sold                                          (3)        (3)
                                                           ---------  ---------

Net realized gains (losses) from securities transactions          (1)        (1)
Realized gain distributions                                        0          0
                                                           ---------  ---------

Net realized losses                                               (1)        (1)
                                                           ---------  ---------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           0          0
     End of period                                                (5)       (15)
                                                           ---------  ---------

Change in net unrealized appreciation
    (depreciation) of investments                                 (5)       (15)
                                                           ---------  ---------

Increase (decrease) in net assets from operations          $      (7) $     (17)
                                                           =========  =========

                 See accompanying notes to financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE PERIOD FROM DECEMBER 20,2004(INCEPTION)
                                TO APRIL 30, 2005
                                   (Continued)

                                                            Mid Cap              International  Diversified     Cash
                                                             Value    Small Cap     Equity      Fixed Income  Management
                                                           Portfolio  Portfolio    Portfolio     Portfolio    Portfolio
                                                           (Class 3)  (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                                           ---------  ---------  -------------  ------------  ----------
Investment income:
     Dividends                                             $       0  $       0  $           0  $          0  $        0
                                                           ---------  ---------  -------------  ------------  ----------
         Total investment income                                   0          0              0             0           0
                                                           ---------  ---------  -------------  ------------  ----------

Expenses:
     Mortality and expense risk charge                           (40)        (2)            (2)           (2)         (1)
     Distribution expense charge                                  (4)         0              0             0           0
                                                           ---------  ---------  -------------  ------------  ----------
         Total expenses                                          (44)        (2)            (2)           (2)         (1)
                                                           ---------  ---------  -------------  ------------  ----------

Net investment losses                                            (44)        (2)            (2)           (2)         (1)
                                                           ---------  ---------  -------------  ------------  ----------

Net realized losses from securities transactions:
     Proceeds from shares sold                                    68          2              2             2           2
     Cost of shares sold                                         (68)        (2)            (2)           (3)         (3)
                                                           ---------  ---------  -------------  ------------  ----------

Net realized gains (losses) from securities transactions           0          0              0            (1)         (1)
Realized gain distributions                                        0          0              0             0           0
                                                           ---------  ---------  -------------  ------------  ----------

Net realized losses                                                0          0              0            (1)         (1)
                                                           ---------  ---------  -------------  ------------  ----------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           0          0              0             0           0
     End of period                                               246        (15)            (3)            1           1
                                                           ---------  ---------  -------------  ------------  ----------

Change in net unrealized appreciation
    (depreciation) of investments                                246        (15)            (3)            1           1
                                                           ---------  ---------  -------------  ------------  ----------

Increase (decrease) in net assets from operations          $     202  $     (17) $          (5) $         (2) $       (1)
                                                           =========  =========  =============  ============  ==========

                                                            Focus     Focus Growth   Focus
                                                            Growth     and Income    Value
                                                           Portfolio   Portfolio    Portfolio
                                                           (Class 3)   (Class 3)    (Class 3)
                                                           ---------  ------------  ---------
Investment income:
     Dividends                                             $       0  $          0  $       0
                                                           ---------  ------------  ---------
         Total investment income                                   0             0          0
                                                           ---------  ------------  ---------

Expenses:
     Mortality and expense risk charge                            (2)           (2)        (1)
     Distribution expense charge                                   0             0          0
                                                           ---------  ------------  ---------
         Total expenses                                           (2)           (2)        (1)
                                                           ---------  ------------  ---------

Net investment losses                                             (2)           (2)        (1)
                                                           ---------  ------------  ---------

Net realized losses from securities transactions:
     Proceeds from shares sold                                     2             2          2
     Cost of shares sold                                          (2)           (2)        (3)
                                                           ---------  ------------  ---------

Net realized gains (losses) from securities transactions           0             0         (1)
Realized gain distributions                                        0             0          0
                                                           ---------  ------------  ---------

Net realized losses                                                0             0         (1)
                                                           ---------  ------------  ---------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           0             0          0
     End of period                                                (9)           (6)        (5)
                                                           ---------  ------------  ---------

Change in net unrealized appreciation
    (depreciation) of investments                                 (9)           (6)        (5)
                                                           ---------  ------------  ---------

Increase (decrease) in net assets from operations          $     (11) $         (8) $      (7)
                                                           =========  ============  =========

                 See accompanying notes to financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE PERIOD FROM DECEMBER 20,2004(INCEPTION)
                                TO APRIL 30, 2005
                                   (Continued)

                                                                                     Allocation
                                                             Focus    Allocation      Moderate     Allocation    Allocation
                                                            TechNet    Moderate        Growth        Growth      Balanced
                                                           Portfolio   Portfolio      Portfolio     Portfolio    Portfolio
                                                           (Class 3)  (Class 3)(2)  (Class 3)(2)  (Class 3)(2)  (Class 3)(2)
                                                           ---------  ------------  ------------  ------------  ------------
Investment income:
     Dividends                                             $       0  $          0  $          0  $          0  $          0
                                                           ---------  ------------  ------------  ------------  ------------
         Total investment income                                   0             0             0             0             0
                                                           ---------  ------------  ------------  ------------  ------------

Expenses:
     Mortality and expense risk charge                            (1)           (1)           (1)           (1)           (1)
     Distribution expense charge                                   0             0             0             0             0
                                                           ---------  ------------  ------------  ------------  ------------
         Total expenses                                           (1)           (1)           (1)           (1)           (1)
                                                           ---------  ------------  ------------  ------------  ------------

Net investment losses                                             (1)           (1)           (1)           (1)           (1)
                                                           ---------  ------------  ------------  ------------  ------------

Net realized losses from securities transactions:
     Proceeds from shares sold                                    27           152           152           152           152
     Cost of shares sold                                         (28)         (153)         (153)         (153)         (153)
                                                           ---------  ------------  ------------  ------------  ------------

Net realized gains (losses) from securities transactions          (1)           (1)           (1)           (1)           (1)
Realized gain distributions                                        0             0             0             0             0
                                                           ---------  ------------  ------------  ------------  ------------

Net realized losses                                               (1)           (1)           (1)           (1)           (1)
                                                           ---------  ------------  ------------  ------------  ------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           0             0             0             0             0
     End of period                                               (24)          (11)          (13)          (16)           (8)
                                                           ---------  ------------  ------------  ------------  ------------

Change in net unrealized appreciation
    (depreciation) of investments                                (24)          (11)          (13)          (16)           (8)
                                                           ---------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets from operations          $     (26) $        (13) $        (15) $        (18) $        (10)
                                                           =========  ============  ============  ============  ============

                                                             Strategic
                                                           Fixed Income
                                                             Portfolio
                                                           (Class 3)(2)
                                                           ------------
Investment income:
     Dividends                                             $          0
                                                           ------------
         Total investment income                                      0
                                                           ------------

Expenses:
     Mortality and expense risk charge                               (1)
     Distribution expense charge                                      0
                                                           ------------
         Total expenses                                              (1)
                                                           ------------

Net investment losses                                                (1)
                                                           ------------

Net realized losses from securities transactions:
     Proceeds from shares sold                                      152
     Cost of shares sold                                           (153)
                                                           ------------

Net realized gains (losses) from securities transactions             (1)
Realized gain distributions                                           0
                                                           ------------

Net realized losses                                                  (1)
                                                           ------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                              0
     End of period                                                  (11)
                                                           ------------

Change in net unrealized appreciation
    (depreciation) of investments                                   (11)
                                                           ------------

Increase (decrease) in net assets from operations          $        (13)
                                                           ============

(2) For the period from February 14, 2005 (inception) to April 30, 2005.

                See accompanying notes to financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE PERIOD FROM DECEMBER 20, 2004 (INCEPTION)
                                TO APRIL 30, 2005

                                                                      Moderate     Balanced     Conservative   Large Cap
                                                           Growth      Growth       Growth         Growth        Growth
                                                         Strategy     Strategy     Strategy       Strategy     Portfolio
                                                        (Class 3) *  (Class 3) *  (Class 3) *    (Class 3) *  (Class 3) *
                                                        -----------  -----------  -----------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment losses                              $        (1) $        (1) $        (1)  $         (1) $        (1)

     Net realized gains (losses)                                  0            0            0             (1)           0
     Change in net unrealized appreciation
         (depreciation) of investments                           (8)          (4)          (3)            (2)          (7)
                                                        -----------  -----------  -----------   ------------  -----------
     Increase (decrease) in net assets from operations           (9)          (5)          (4)            (4)          (8)
                                                        -----------  -----------  -----------   ------------  -----------

From capital transactions
         Net proceeds from units sold                           249          249          249            249          249
         Cost of units redeemed                                   0            0            0              0            0
         Net transfers                                            0            0            0              0            0
         Contract maintenance charge                              0            0            0              0            0
                                                        -----------  -----------  -----------   ------------  -----------
     Increase in net assets from capital transactions           249          249          249            249          249
                                                        -----------  -----------  -----------   ------------  -----------

Increase in net assets                                          242          243          244            245          241
Net assets at beginning of period                                 0            0            0              0            0
                                                        -----------  -----------  -----------   ------------  -----------
Net assets at end of period                             $       242  $       243  $       244   $        245  $       241
                                                        ===========  ===========  ===========   ============  ===========

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.55% :
     Units sold                                                   -            -            -              -            -
     Units redeemed                                               -            -            -              -            -
     Units transferred                                            -            -            -              -            -
                                                        -----------  -----------  -----------   ------------  -----------
Increase in units outstanding                                     -            -            -              -            -
Beginning units                                                   -            -            -              -            -
                                                        -----------  -----------  -----------   ------------  -----------
Ending units                                                      -            -            -              -            -
                                                        ===========  ===========  ===========   ============  ===========
Contracts with total expenses of 1.75% :
     Units sold                                                  16           16           17             17           29
     Units redeemed                                               0            0            0              0            0
     Units transferred                                            0            0            0              0            0
                                                        -----------  -----------  -----------   ------------  -----------
Increase in units outstanding                                    16           16           17             17           29
Beginning units                                                   0            0            0              0            0
                                                        -----------  -----------  -----------   ------------  -----------
Ending units                                                     16           16           17             17           29
                                                        ===========  ===========  ===========   ============  ===========

                                                         Large Cap    Large Cap     Mid Cap
                                                         Composite      Value        Growth
                                                         Portfolio    Portfolio    Portfolio
                                                        (Class 3) *  (Class 3) *  (Class 3) *
                                                        -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment losses                              $        (1) $        (1) $        (1)

     Net realized gains (losses)                                  0           (1)          (1)
     Change in net unrealized appreciation
         (depreciation) of investments                           (8)          (5)         (15)
                                                        -----------  -----------  -----------
     Increase (decrease) in net assets from operations           (9)          (7)         (17)
                                                        -----------  -----------  -----------

From capital transactions
         Net proceeds from units sold                           249          250          250
         Cost of units redeemed                                   0            0            0
         Net transfers                                            0            0            0
         Contract maintenance charge                              0            0            0
                                                        -----------  -----------  -----------
     Increase in net assets from capital transactions           249          250          250
                                                        -----------  -----------  -----------

Increase in net assets                                          240          243          233
Net assets at beginning of period                                 0            0            0
                                                        -----------  -----------  -----------
Net assets at end of period                             $       240  $       243  $       233
                                                        ===========  ===========  ===========

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.55% :
     Units sold                                                   -            -            -
     Units redeemed                                               -            -            -
     Units transferred                                            -            -            -
                                                        -----------  -----------  -----------
Increase in units outstanding                                     -            -            -
Beginning units                                                   -            -            -
                                                        -----------  -----------  -----------
Ending units                                                      -            -            -
                                                        ===========  ===========  ===========
Contracts with total expenses of 1.75% :
     Units sold                                                  26           20           17
     Units redeemed                                               0            0            0
     Units transferred                                            0            0            0
                                                        -----------  -----------  -----------
Increase in units outstanding                                    26           20           17
Beginning units                                                   0            0            0
                                                        -----------  -----------  -----------
Ending units                                                     26           20           17
                                                        ===========  ===========  ===========

* Increase relates to net assets invested by First SunAmerica Life Insurance Company. No contract holder assets are invested in this Variable Account.

                 See accompanying notes to financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE PERIOD FROM DECEMBER 20, 2004 (INCEPTION)
                                TO APRIL 30, 2005
                                   (Continued)

                                                          Mid Cap                 International   Diversified     Cash
                                                           Value      Small Cap       Equity     Fixed Income  Management
                                                         Portfolio    Portfolio     Portfolio      Portfolio    Portfolio
                                                         (Class 3)   (Class 3) *   (Class 3) *    (Class 3) *  (Class 3) *
                                                        -----------  -----------  -------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment losses                              $       (44) $        (2) $          (2) $         (2) $        (1)

     Net realized gains (losses)                                  0            0              0            (1)          (1)
     Change in net unrealized appreciation
         (depreciation) of investments                          246          (15)            (3)            1            1
                                                        -----------  -----------  -------------  ------------  -----------
     Increase (decrease) in net assets from operations          202          (17)            (5)           (2)          (1)
                                                        -----------  -----------  -------------  ------------  -----------

From capital transactions
         Net proceeds from units sold                        80,715          249            249           251          250
         Cost of units redeemed                                   0            0              0             0            0
         Net transfers                                            0            0              0             0            0
         Contract maintenance charge                              0            0              0             0            0
                                                        -----------  -----------  -------------  ------------  -----------
     Increase in net assets from capital transactions        80,715          249            249           251          250
                                                        -----------  -----------  -------------  ------------  -----------

Increase in net assets                                       80,917          232            245           249          249
Net assets at beginning of period                                 0            0              0             0            0
                                                        -----------  -----------  -------------  ------------  -----------
Net assets at end of period                             $    80,917  $       232  $         245  $        249  $       249
                                                        ===========  ===========  =============  ============  ===========

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.55% :
     Units sold                                               4,344            -              -             -            -
     Units redeemed                                               0            -              -             -            -
     Units transferred                                            0            -              -             -            -
                                                        -----------  -----------  -------------  ------------  -----------
Increase in units outstanding                                 4,344            -              -             -            -
Beginning units                                                   0            -              -             -            -
                                                        -----------  -----------  -------------  ------------  -----------
Ending units                                                  4,344            -              -             -            -
                                                        ===========  ===========  =============  ============  ===========
Contracts with total expenses of 1.75% :
     Units sold                                                  13           23             29            21           24
     Units redeemed                                               0            0              0             0            0
     Units transferred                                            0            0              0             0            0
                                                        -----------  -----------  -------------  ------------  -----------
Increase in units outstanding                                    13           23             29            21           24
Beginning units                                                   0            0              0             0            0
                                                        -----------  -----------  -------------  ------------  -----------
Ending units                                                     13           23             29            21           24
                                                        ===========  ===========  =============  ============  ===========

                                                           Focus     Focus Growth     Focus
                                                          Growth      and Income      Value
                                                         Portfolio     Portfolio    Portfolio
                                                        (Class 3) *   (Class 3) *  (Class 3) *
                                                        -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment losses                              $        (2) $         (2) $        (1)

     Net realized gains (losses)                                  0             0           (1)
     Change in net unrealized appreciation
         (depreciation) of investments                           (9)           (6)          (5)

     Increase (decrease) in net assets from operations          (11)           (8)          (7)
                                                        -----------  ------------  -----------

From capital transactions
         Net proceeds from units sold                           250           250          249
         Cost of units redeemed                                   0             0            0
         Net transfers                                            0             0            0
         Contract maintenance charge                              0             0            0
                                                        -----------  ------------  -----------
     Increase in net assets from capital transactions           250           250          249
                                                        -----------  ------------  -----------

Increase in net assets                                          239           242          242
Net assets at beginning of period                                 0             0            0
                                                        -----------  ------------  -----------
Net assets at end of period                             $       239  $        242  $       242
                                                        ===========  ============  ===========

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.55% :
     Units sold                                                   -             -            -
     Units redeemed                                               -             -            -
     Units transferred                                            -             -            -
                                                        -----------  ------------  -----------
Increase in units outstanding                                     -             -            -
Beginning units                                                   -             -            -
                                                        -----------  ------------  -----------
Ending units                                                      -             -            -
                                                        ===========  ============  ===========
Contracts with total expenses of 1.75% :
     Units sold                                                  36            27           18
     Units redeemed                                               0             0            0
     Units transferred                                            0             0            0
                                                        -----------  ------------  -----------
Increase in units outstanding                                    36            27           18
Beginning units                                                   0             0            0
                                                        -----------  ------------  -----------
Ending units                                                     36            27           18
                                                        ===========  ============  ===========

* Increase relates to net assets invested by First SunAmerica Life Insurance Company. No contract holder assets are invested in this Variable Account.

                 See accompanying notes to financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE PERIOD FROM DECEMBER 20, 2004 (INCEPTION)
                               TO APRIL 30, 2005
                                  (Continued)

                                                                                         Allocation
                                                            Focus       Allocation        Moderate        Allocation
                                                           TechNet       Moderate          Growth           Growth
                                                          Portfolio      Portfolio        Portfolio        Portfolio
                                                         (Class 3) *  (Class 3) (2) *  (Class 3) (2) *  (Class 3) (2) *
                                                         -----------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment losses                               $        (1) $            (1) $            (1) $            (1)

     Net realized gains (losses)                                  (1)              (1)              (1)              (1)
     Change in net unrealized appreciation
         (depreciation) of investments                           (24)             (11)             (13)             (16)
                                                         -----------  ---------------  ---------------  ---------------
     Increase (decrease) in net assets from operations           (26)             (13)             (15)             (18)
                                                         -----------  ---------------  ---------------  ---------------

From capital transactions
         Net proceeds from units sold                            250              400              399              400
         Cost of units redeemed                                    0                0                0                0
         Net transfers                                             0                0                0                0
         Contract maintenance charge                               0                0                0                0
                                                         -----------  ---------------  ---------------  ---------------
     Increase in net assets from capital transactions            250              400              399              400
                                                         -----------  ---------------  ---------------  ---------------

Increase in net assets                                           223              387              384              382
Net assets at beginning of period                                  0                0                0                0
                                                         -----------  ---------------  ---------------  ---------------
Net assets at end of period                              $       223  $           387  $           384  $           382
                                                         ===========  ===============  ===============  ===============

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.55% :
     Units sold                                                    -                0                0                0
     Units redeemed                                                -                0                0                0
     Units transferred                                             -               15               15               15
                                                         -----------  ---------------  ---------------  ---------------
Increase in units outstanding                                      -               15               15               15
Beginning units                                                    -                0                0                0
                                                         -----------  ---------------  ---------------  ---------------
Ending units                                                       -               15               15               15
                                                         ===========  ===============  ===============  ===============
Contracts with total expenses of 1.75% :
     Units sold                                                   55               40               40               40
     Units redeemed                                                0                0                0                0
     Units transferred                                             0              (15)             (15)             (15)
                                                         -----------  ---------------  ---------------  ---------------
Increase in units outstanding                                     55               25               25               25
Beginning units                                                    0                0                0                0
                                                         -----------  ---------------  ---------------  ---------------
Ending units                                                      55               25               25               25
                                                         ===========  ===============  ===============  ===============

                                                           Allocation       Strategic
                                                            Balanced      Fixed Income
                                                           Portfolio        Portfolio
                                                         (Class 3) (2)*  (Class 3) (2) *
                                                         --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment losses                               $           (1) $            (1)

     Net realized gains (losses)                                     (1)              (1)
     Change in net unrealized appreciation
         (depreciation) of investments                               (8)             (11)
                                                         --------------  ---------------
     Increase (decrease) in net assets from operations              (10)             (13)
                                                         --------------  ---------------

From capital transactions
         Net proceeds from units sold                               399              399
         Cost of units redeemed                                       0                0
         Net transfers                                                0                0
         Contract maintenance charge                                  0                0
                                                         --------------  ---------------
     Increase in net assets from capital transactions               399              399
                                                         --------------  ---------------

Increase in net assets                                              389              386
Net assets at beginning of period                                     0                0
                                                         --------------  ---------------
Net assets at end of period                              $          389  $           386
                                                         ==============  ===============

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.55% :
     Units sold                                                       0                0
     Units redeemed                                                   0                0
     Units transferred                                               15               15
                                                         --------------  ---------------
Increase in units outstanding                                        15               15
Beginning units                                                       0                0
                                                         --------------  ---------------
Ending units                                                         15               15
                                                         ==============  ===============
Contracts with total expenses of 1.75% :
     Units sold                                                      40               40
     Units redeemed                                                   0                0
     Units transferred                                              (15)             (15)
                                                         --------------  ---------------
Increase in units outstanding                                        25               25
Beginning units                                                       0                0
                                                         --------------  ---------------
Ending units                                                         25               25
                                                         ==============  ===============

(2)  For the period from  February  14, 2005  (inception)  to April 30,  2005.

* Increase relates to net assets invested by First SunAmerica Life Insurance Company. No contract holder assets are invested in this Variable Account.

                 See accompanying notes to financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     FS Variable Annuity Account Five of First SunAmerica Life Insurance Company (the "Separate Account") is an investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts. The Separate Account offers the FSA Seasons Triple Elite Variable Annuity product. FSA Seasons Triple Elite was launched on December 20, 2004.

     The Separate Account is composed of a total of 18 variable portfolios and 4 variable strategies of Class 3 (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: four Class 3 multi-managed variable investment strategies (the "Strategies"), fourteen Class 3 variable portfolios (the "Select Portfolios"), and four Class 3 focused portfolios (the "Focused Portfolios"), each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Trust and in two other portfolios of the Trust. Each of the Select Portfolios and the Focused Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment activities. The contract holder may elect to have payments allocated to any of the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The product offers investments in Class 3 shares of the portfolios of the Seasons Series Trust (the "Trust"). The financial statements include balances allocated by the participant to the Strategies, Select Portfolios and Focused Portfolios and do not include balances allocated to the General Account.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

     WITHDRAWAL CHARGE: The contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 7% of any amount withdrawn that exceed the free withdrawal amount and are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $30 is charged against certain contracts issued, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contracts. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

     MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rate of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, depending on the benefit options elected for each product, is 1.40% or 1.60%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

     DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25, depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     SEASONS PROMISE FEE: The optional Seasons Promise Program provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0% to 0.65% of the contract value including purchase payments received prior to the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the period from December 20, 2004 (inception) to April 30, 2005 consist of the following:

                                                           Cost of Shares   Proceeds from
                 Variable Accounts                            Acquired       Shares Sold
--------------------------------------------------------   --------------   -------------
Multi-Managed Growth Portfolio (Class 3)                       $   138          $  15
Multi-Managed Moderate Growth Portfolio (Class 3)                  152             16
Multi-Managed Income/Equity Portfolio (Class 3)                    151             14
Multi-Managed Income Portfolio (Class 3)                           166             17
Asset Allocation: Diversified Growth Portfolio (Class 3)           274             28
Stock Portfolio (Class 3)                                          222             21
Large Cap Growth Portfolio (Class 3)                               250              2
Large Cap Composite Portfolio (Class 3)                            250              2
Large Cap Value Portfolio (Class 3)                                251              2
Mid Cap Growth Portfolio (Class 3)                                 251              2
Mid Cap Value Portfolio (Class 3)                               80,739             68
Small Cap Portfolio (Class 3)                                      249              2
International Equity Portfolio (Class 3)                           250              2
Diversified Fixed Income Portfolio (Class 3)                       251              2
Cash Management Portfolio (Class 3)                                251              2
Focus Growth Portfolio (Class 3)                                   250              2
Focus Growth and Income Portfolio (Class 3)                        250              2
Focus Value Portfolio (Class 3)                                    250              2
Focus TechNet Portfolio (Class 3)                                  275             27
Allocation Moderate Portfolio (Class 3) (1)                        550            152
Allocation Moderate Growth Portfolio (Class 3) (1)                 551            152
Allocation Growth Portfolio (Class 3) (1)                          550            152
Allocation Balanced Portfolio (Class 3) (1)                        551            152
Strategic Fixed Income Portfolio (Class 3) (1)                     550            152

(1)  For the period from February 14, 2005 (inception) to April 30, 2005.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the period from December 20, 2004 (inception) to April 30, 2005 follows:

                      At April 30                                           For the Period Ended April 30
----------------------------------------------------------     --------------------------------------------------------
                            Unit Fair Value                     Expense Ratio     Investment          Total Return
                              Lowest to         Net Assets         Lowest           Income             Lowest to
Year         Units            Highest ($)          ($)         to Highest (1)     Ratio (2)            Highest (3)
----         -----        ------------------    ----------     --------------     ----------     ----------------------
Growth Strategy (Class 3)
2005          16                 15.50              242            1.75%             0.00%       -2.90%(4)

Moderate Growth Strategy (Class 3)
2005          16                 15.11              243            1.75%             0.00%       -2.66%(4)

Balanced Growth Strategy (Class 3)
2005          17                 14.80              244            1.75%             0.00%       -2.24%(4)

Conservative Growth Strategy (Class 3)
2005          17                 14.72              245            1.75%             0.00%       -1.84%(4)

Large Cap Growth Portfolio (Class 3)
2005          29                  8.31              241            1.75%             0.00%       -3.91%(4)

Large Cap Composite Portfolio (Class 3)
2005          26                  9.07              240            1.75%             0.00%       -4.27%(4)

Large Cap Value Portfolio (Class 3)
2005          20                 12.03              243            1.75%             0.00%       -2.53%(4)

Mid Cap Growth Portfolio (Class 3)
2005          17                 13.81              233            1.75%             0.00%       -7.54%(4)

Mid Cap Value Portfolio (Class 3)
2005         4,357          18.33 to 18.57       80,917        1.55% to 1.75%        0.00%       -2.67%(4) to -2.11%(4)

Small Cap Portfolio (Class 3)
2005          23                 10.24              232            1.75%             0.00%       -7.76%(4)

International Equity Portfolio (Class 3)
2005          29                  8.52              245            1.75%             0.00%       -0.78%(4)

Diversified Fixed Income Portfolio (Class 3)
2005          21                 11.57              249            1.75%             0.00%       -0.40%(4)

Cash Management Portfolio (Class 3)
2005          24                 10.44              249            1.75%             0.00%       -0.49%(4)

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                     At April 30                                            For the Period Ended April 30
----------------------------------------------------------     --------------------------------------------------------
                            Unit Fair Value                     Expense Ratio     Investment          Total Return
                              Lowest to         Net Assets         Lowest           Income            Lowest to
Year         Units            Highest ($)          ($)         to Highest (1)     Ratio (2)            Highest (3)
----         -----        --------------------  ----------     --------------     ----------    -----------------------
Focus Growth Portfolio (Class 3)
2005          36                  6.72              239            1.75%             0.00%       -6.14%(4)

Focus Growth and Income Portfolio (Class 3)
2005          27                  8.98              242            1.75%             0.00%       -4.22%(4)

Focus Value Portfolio (Class 3)
2005          18                 13.26              242            1.75%             0.00%       -2.34%(4)

Focus TechNet Portfolio (Class 3)
2005          55                  4.06              223            1.75%             0.00%      -13.97%(4)

Allocation Moderate Portfolio (Class 3)
2005          40             9.68 to 9.69           387        1.55% to 1.75%        0.00%       -3.16%(5) to -3.12%(5)

Allocation Moderate Growth Portfolio (Class 3)
2005          40                  9.63              384        1.55% to 1.75%        0.00%       -3.69%(5) to -3.65%(5)

Allocation Growth Portfolio (Class 3)
2005          40                  9.57              382        1.55% to 1.75%        0.00%       -4.31%(5) to -4.27%(5)

Allocation Balanced Portfolio (Class 3)
2005          40              9.74 to 9.75          389        1.55% to 1.75%        0.00%       -2.58%(5) to -2.54%(5)

Strategic Fixed Income Portfolio (Class 3)
2005          40              9.66 to 9.67          386        1.55% to 1.75%        0.00%       -3.44%(5) to -3.33%(5)

(1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

4)   For Period from December 20, 2004 (inception) to April 30, 2005.

5)   For Period from February 14, 2005 (inception) to April 30, 2005.

                          PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements





The following financial statements are incorporated herein by reference and included, respectively, to this Registration Statement:



Financial statements of First SunAmerica Life Insurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 are incorporated by reference to Form N-4, Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-116026 and 811-08369, filed on April 25, 2005, Accession No. 0001193125-05-083915.



Financial statements of FS Variable Annuity Account Five at April 30, 2005 and for the period from December 20, 2004 (inception) to April 30, 2005 are included herein.


(b) Exhibits


(1)  Resolutions Establishing Separate Account ...............................  ***

(2)  Custody Agreements ......................................................  *

(3)  (a)  Form of Distribution Contract ......................................  *
     (b)  Form of Selling Agreement ..........................................  *

(4)  (a)  Variable Annuity Contract ..........................................  ****
     (b)  Death Benefit Endorsement ..........................................  *
     (c)  Guaranteed Minimum Account Value Endorsement .......................  *
     (d)  Guaranteed Minimum Withdrawal Benefit Endorsement ..................  +

(5)  (a)  Application for Contract ...........................................  ****

(6)  Depositor -- Corporate Documents
     (a)  Certificate of Corporation .........................................  **
     (b)  By-laws ............................................................  **

(7)  Reinsurance Contract ....................................................  Not Applicable

(8)  Form of Fund Participation Agreements
     (a)  Seasons Series Trust Form of Fund Participation Agreement ..........  *

(9)  Opinion of Counsel ......................................................  ****
     Consent of Counsel ......................................................  Not Applicable

(10) Consent of Independent Registered Public Accounting Firm ................  Filed Herewith

(11) Financial Statements Omitted from Item 23 ...............................  Not Applicable

(12) Initial Capitalization Agreement ........................................  Not Applicable

(13) Other
     (a)  Diagram and Listing of All Persons Directly or Indirectly
          Controlled By or Under Common Control with First SunAmerica, the Depositor of Registrant ........................................  +
     (b)  Power of Attorney ..................................................  ***
     (c)  Guarantee Agreement of American Home Assurance Company..............  Filed Herewith
     (d)  Support Agreement by American International Group, Inc. ............  Filed Herewith


----------
* Incorporated by reference to Pre-Effective Amendments 1 and 1 to File Nos. 333-118218 and 811-08369, filed December 9, 2004, accession number 0001193125-04-210437.

** Incorporated by reference to Post-Effective Amendments 5 and 7 to File Nos. 033-85014 and 811-08810, filed January 30, 1998, accession number 0000950148-98-000132.

*** Incorporated by reference to initial Form N-4, File Nos. 333-116026 and 811-08369, filed May 28, 2004, accession number 0001193125-04-096250.

**** Incorporated by reference to Pre-Effective Amendments 1 and 1 to File Nos.
     333-116026 and 811-08369, filed February 1, 2005, accession number 0001193125-05-016305.


+ Incorporated by reference to Post-Effective Amendment 1 and 2 to File Nos. 333-116026 and 811-08369, filed April 25, 2005, accession number 0001193125-05-083915.

Item 25. Directors and Officers of the Depositor

The officers and directors of First SunAmerica Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                              POSITION
----                              --------
Jay S. Wintrob                    Director, Chief Executive Officer & President
James R. Belardi                  Director and Senior Vice President
Marc H. Gamsin                    Director and Senior Vice President
N. Scott Gillis***                Director, Senior Vice President and Chief Financial Officer
Jana W. Greer***                  Director and Senior Vice President
Bruce R. Abrams**                 Director, Senior Vice President
Christine A. Nixon                Director, Senior Vice President and Secretary
M. Bernard Aidinoff*              Director
Marion E. Fagen*                  Director
Patrick J. Foley*                 Director
Cecil C. Gamwell III*             Director
Jack R. Harnes*                   Director
David L. Herzog*                  Director
John I. Howell*                   Director
Ernest T. Patrikis*               Director
Michael J. Akers**                Senior Vice President
Gregory M. Outcalt                Senior Vice President
Stewart R. Polakov***             Senior Vice President and Controller
Edwin R. Raquel***                Senior Vice President and Chief Actuary
Kurt W. Bernlohr**                Vice President
Michelle H. Powers**              Vice President
Mallary L. Reznik                 Vice President
Stephen Stone***                  Vice President
Edward T. Texeria***              Vice President
Virginia N. Puzon                 Assistant Secretary

-----------

*    Principal business address 70 Pine Street, New York, NY 10270

**   Principal business address is 2727 Allen Parkway, Houston, TX 77019

***  Principal business address is 21650 Oxnard Street, Woodland Hills, CA 91367

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant


The Registrant is a separate account of First SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.


Item 27. Number of Contract Owners


As of July 1, 2005, the number of Seasons Select II contracts funded by FS Variable Annuity Account Five was 3 of which 3 were qualified contracts and 0 were non-qualified contracts.


Item 28. Indemnification


Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Certification of Incorporation and Article Fifteen of the Company's parent, AIG Retirement Services, Inc., By-Laws provide for the indemnification of directors and officers to the full extent permitted by the law, including the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or (2) other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29. Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

     AIG SunAmerica Life Assurance Company - Variable Separate Account
     AIG SunAmerica Life Assurance Company - Variable Annuity Account One
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Two
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account One First SunAmerica Life Insurance Company - FS Variable Annuity Account Two First SunAmerica Life Insurance Company - FS Variable Annuity Account Five First SunAmerica Life Insurance Company - FS Variable Annuity Account Nine Presidential Life Insurance Company - Variable Account One
     Anchor Series Trust
     Seasons Series Trust
     SunAmerica Series Trust
     SunAmerica Style Select Series, Inc. issued by AIG SunAmerica Asset Management Corp. (AIG SAAMCo)
     SunAmerica Equity Funds issued by AIG SAAMCo
     SunAmerica Income Funds issued by AIG SAAMCo
     SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
     SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo
     VALIC Company I and
     VALIC Company II

(b) Directors, Officers and principal place of business:

     Officer/Directors*           Position
     ------------------           ---------
     Peter A. Harbeck             Director
     J. Steven Neamtz             Director, President & Chief Executive Officer
     Debbie Potash-Turner         Senior Vice President, Chief Financial Officer & Controller
     John T. Genoy                Vice President
     James Nichols                Vice President
     Thomas Lynch                 Chief Compliance Officer
     Christine A. Nixon**         Secretary
     Virginia N. Puzon**          Assistant Secretary

----------
* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records


All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.





Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 2 and 3 to its Registration Statement on Form N-4 (File Nos. 333-116026 and 811-08369) to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 29th day of August, 2005.


                                  FS VARIABLE ANNUITY ACCOUNT FIVE
                                  (Registrant)

                                  By: FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                  By:            /s/ JAY S. WINTROB
                                      ---------------------------------------
                                      Jay S. Wintrob, Chief Executive Officer

                                  FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                  (Depositor)

                                  By:            /s/ JAY S. WINTROB
                                      ---------------------------------------
                                      Jay S. Wintrob, Chief Executive Officer

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


      SIGNATURE                         TITLE                         DATE
      ---------                         -----                         ----
JAY S. WINTROB*            Chief Executive Officer, President    August 29, 2005
----------------------               & Director
Jay S. Wintrob               (Principal Executive Officer)


BRUCE R. ABRAMS*                       Director                  August 29, 2005
----------------------
Bruce R. Abrams


M. BERNARD AIDINOFF*                   Director                  August 29, 2005
----------------------
M. Bernard Aidinoff


JAMES R. BELARDI*                      Director                  August 29, 2005
----------------------
James R. Belardi


MARION E. FAJEN*                       Director                  August 29, 2005
----------------------
Marion E. Fajen


PATRICK J. FOLEY*                      Director                  August 29, 2005
----------------------
Patrick J. Foley


MARC H. GAMSIN*                        Director                  August 29, 2005
----------------------
Marc H. Gamsin


CECIL C. GAMWELL III*                  Director                  August 29, 2005
----------------------
Cecil C. Gamwell III

N. SCOTT GILLIS*                Senior Vice President,           August 29, 2005
----------------------     Chief Financial Officer & Director
N. Scott Gillis              (Principal Financial Officer)


JANA W. GREER*                         Director                  August 29, 2005
----------------------
Jana W. Greer


JACK R. HARNES*                        Director                  August 29, 2005
----------------------
Jack R. Harnes


DAVID L. HERZOG*                       Director                  August 29, 2005
----------------------
David L. Herzog


JOHN I. HOWELL*                        Director                  August 29, 2005
----------------------
John I. Howell


CHRISTINE A. NIXON*                    Director                  August 29, 2005
----------------------
Christine A. Nixon


ERNEST T. PATRIKIS*                    Director                  August 29, 2005
----------------------
Ernest T. Patrikis


STEWART R. POLAKOV*       Senior Vice President and Controller   August 29, 2005
----------------------      (Principal Accounting Officer)
Stewart R. Polakov


*/s/ MALLARY L. REZNIK                                           August 29, 2005
----------------------
Mallary L. Reznik
Attorney-in-fact

                                  EXHIBIT INDEX


EXHIBIT NO.  DESCRIPTION
----------   -----------

(10)         Consent of Independent Registered Public Accounting Firm

(13)(c)      Guarantee Agreement of American Home Assurance Company

(13)(d)      Support Agreement of American International Group, Inc.